UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2020

Hong T. Le

The Income Fund of America

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2020

Seeking high current
income through a
flexible mix of stocks
and bonds

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For nearly 90 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	12.08%	5.61%	8.34%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated October 1, 2019 (as supplemented to date). The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are The Income Fund of America’s results for the six months ended January 31, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/amecx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended January 31, 2020, with all distributions reinvested:

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/73)[1]

The Income Fund of America (Class A shares)	6.32%	13.28%	6.86%	9.15%	10.82%
Standard & Poor’s 500 Composite Index	9.31	21.68	12.37	13.97	11.12
Bloomberg Barclays U.S. Aggregate Index[2]	4.20	9.64	3.01	3.79	7.25
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[3]	7.55	17.57	9.21	10.53	10.03
Lipper Income Funds Index[4]	4.21	9.98	4.92	6.19	—

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	Source: Bloomberg Index Services Ltd. From December 1, 1973 through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not yet exist.
[3]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: Refinitiv Lipper. The inception date for the index was December 31, 1988; therefore, no lifetime return is shown. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding category.

The Income Fund of America	1

The portfolio at a glance

January 31, 2020 (unaudited)	Percent of net assets
Investment mix by security type
U.S. common stocks	47.50%
Common stocks of issuers outside the U.S.	20.39
U.S. Treasury & agency bonds & notes	3.96
Convertible securities, preferred securities and rights & warrants	.72
Other fixed-income securities	21.72
Short-term securities & other assets less liabilities	5.71

Five largest sectors in common stock holdings
Financials	11.81%
Information technology	8.24
Health care	8.10
Consumer staples	7.65
Industrials	6.45

Ten largest common stock holdings
Microsoft	2.72%
JPMorgan Chase	2.67
CME Group	1.84
Philip Morris International	1.75
AstraZeneca	1.71
Lockheed Martin	1.67
Merck	1.57
Pfizer	1.52
Broadcom	1.50
Enel	1.45

Country diversification by domicile
United States	70.85%
United Kingdom	8.61
Eurozone*	6.01
Canada	1.71
Switzerland	1.60
Taiwan	1.49
Other countries	4.02
Short-term securities & other assets less liabilities	5.71

July 31, 2019	Percent of net assets
Investment mix by security type
U.S. common stocks	47.05%
Common stocks of issuers outside the U.S.	18.05
U.S. Treasury & agency bonds & notes	11.56
Convertible securities, preferred securities and rights & warrants	.63
Other fixed-income securities	14.75
Short-term securities & other assets less liabilities	7.96

Five largest sectors in common stock holdings
Financials	10.45%
Health care	7.98
Information technology	7.60
Consumer staples	6.47
Industrials	6.26

Ten largest common stock holdings
Microsoft	2.39%
JPMorgan Chase	2.28
Merck	2.24
CME Group	1.72
AstraZeneca	1.57
Pfizer	1.48
Lockheed Martin	1.48
Verizon Communications	1.36
Broadcom	1.34
General Motors	1.28

Country diversification by domicile
United States	71.05%
United Kingdom	7.62
Eurozone*	4.45
Canada	1.34
Taiwan	1.22
Brazil	1.00
Other countries	5.36
Short-term securities & other assets less liabilities	7.96

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

2	The Income Fund of America

Summary investment portfolio January 31, 2020	unaudited

Common stocks 67.89%	Shares	Value (000)
Financials 11.81%
JPMorgan Chase & Co.	23,125,000	$3,060,825
CME Group Inc., Class A	9,740,400	2,114,738
The Blackstone Group Inc., Class A	18,980,471	1,159,137
B3 SA - Brasil, Bolsa, Balcao	63,238,000	711,734
Zurich Insurance Group AG1	1,693,179	703,785
KeyCorp	30,082,000	562,834
Other securities		5,247,344
		13,560,397

Information technology 8.24%
Microsoft Corp.	18,323,054	3,119,133
Broadcom Inc.	5,654,112	1,725,409
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	137,385,500	1,469,713
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,855,000	100,058
QUALCOMM Inc.	9,713,000	828,616
NortonLifeLock Inc.	24,468,359	695,391
Texas Instruments Inc.	4,950,000	597,218
Other securities		924,113
		9,459,651

Health care 8.10%
AstraZeneca PLC[1]	20,106,200	1,965,842
Merck & Co., Inc.	21,117,493	1,804,279
Pfizer Inc.	46,821,181	1,743,621
GlaxoSmithKline PLC[1]	62,138,000	1,459,006
Novartis AG1	5,802,000	548,837
Gilead Sciences, Inc.	8,288,000	523,802
Other securities		1,258,432
		9,303,819

Consumer staples 7.65%
Philip Morris International Inc.	24,259,200	2,006,236
Altria Group, Inc.	22,212,000	1,055,736
British American Tobacco PLC[1]	22,963,000	1,015,082
Procter & Gamble Co.	7,300,000	909,726
Coca-Cola Co.	13,783,000	804,927
Unilever PLC[1]	11,630,000	694,630
Unilever PLC (ADR)	1,200,000	71,724
Kellogg Co.	9,700,000	661,637
General Mills, Inc.	10,770,000	562,410
Other securities		1,005,797
		8,787,905

Industrials 6.45%
Lockheed Martin Corp.	4,492,000	1,923,115
BAE Systems PLC[1]	93,010,000	777,932
United Parcel Service, Inc., Class B	7,065,126	731,382
Emerson Electric Co.	9,100,000	651,833

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Hubbell Inc.[2]	3,430,000	$491,279
Other securities		2,831,872
		7,407,413

Real estate 5.85%
Crown Castle International Corp. REIT	10,788,488	1,616,547
Digital Realty Trust, Inc. REIT	9,999,000	1,229,777
Gaming and Leisure Properties, Inc. REIT[2]	13,953,000	659,349
Iron Mountain Inc. REIT[2]	17,646,200	557,796
Other securities		2,658,398
		6,721,867

Utilities 5.55%
Enel SpA[1]	190,586,600	1,660,767
DTE Energy Co.	8,763,030	1,162,065
AES Corp.[2]	43,141,951	856,799
Brookfield Infrastructure Partners LP	13,691,617	745,311
Public Service Enterprise Group Inc.	12,068,354	714,447
Other securities		1,231,075
		6,370,464

Consumer discretionary 4.95%
Target Corp.	11,870,000	1,314,484
General Motors Co.	29,276,712	977,549
Home Depot, Inc.	3,031,500	691,485
Las Vegas Sands Corp.	8,996,000	587,529
Darden Restaurants, Inc.	4,340,149	505,323
Carnival Corp., units	11,138,400	484,855
Other securities		1,124,410
		5,685,635

Energy 3.61%
Royal Dutch Shell PLC, Class B (ADR)	10,582,000	563,809
Royal Dutch Shell PLC, Class B1	11,234,147	295,795
Chevron Corp.	6,031,500	646,215
Other securities		2,633,031
		4,138,850

Materials 3.24%
LyondellBasell Industries NV	8,986,000	699,650
BHP Group PLC[1]	28,000,000	613,278
Other securities		2,400,960
		3,713,888

Communication services 2.44%
Verizon Communications Inc.	25,974,000	1,543,895
Other securities		1,252,059
		2,795,954

Total common stocks (cost: $56,126,669,000)		77,945,843

4	The Income Fund of America

Preferred securities 0.27%	Shares	Value (000)
Other 0.27%
Other securities		$312,508

Total preferred securities (cost: $283,705,000)		312,508

Rights & warrants 0.00%
Energy 0.00%
Other securities		3,153

Total rights & warrants (cost: $14,561,000)		3,153

Convertible stocks 0.45%
Information technology 0.15%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	150,000	172,290

Real estate 0.05%
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	44,500	59,223

Utilities 0.04%
DTE Energy Co., units, convertible preferred, 6.25% 2022	902,600	46,276

Other 0.21%
Other securities		239,585

Total convertible stocks (cost: $446,096,000)		517,374

Convertible bonds 0.00%	Principal amount (000)
Communication services 0.00%
Other securities		5,209

Total convertible bonds (cost: $5,757,000)		5,209

Bonds, notes & other debt instruments 25.68%
Corporate bonds & notes 11.31%
Health care 1.81%
AstraZeneca PLC 3.38%–4.00% 2025–2029	$7,200	7,923
GlaxoSmithKline PLC 3.00%–3.63% 2024–2025	9,780	10,501
Pfizer Inc. 3.45% 2029	9,000	9,933
Other securities		2,047,345
		2,075,702

Financials 1.64%
CME Group Inc. 3.75% 2028	6,875	7,745
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[3]	5,400	5,677
JPMorgan Chase & Co., junior subordinated 5.24%–6.75% 2049[3]	92,450	96,269
Other securities		1,769,804
		1,879,495

The Income Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Communication services 1.41%
Verizon Communications Inc. 4.50% 2033	$10,000	$12,062
Other securities		1,600,201
		1,612,263

Energy 1.35%
Other securities		1,550,812

Consumer discretionary 1.27%
Other securities		1,459,825

Utilities 0.87%
DTE Energy Co. 2.53%–3.95% 2024–2049[4]	4,760	5,237
Empresa Nacional de Electricidad SA 4.25% 2024	900	955
Enel Società per Azioni 8.75% 2073[3,5]	12,000	14,191
Other securities		981,646
		1,002,029

Information technology 0.55%
Broadcom Inc. 4.25%–4.75% 2026–2029[5]	178,299	196,509
Broadcom Ltd. 3.50%–3.88% 2027–2028	50,234	52,959
Microsoft Corp. 2.65%–4.20% 2022–2035	18,865	20,755
Other securities		362,923
		633,146

Consumer staples 0.50%
Altria Group, Inc. 4.40%–9.95% 2026–2049	71,022	94,708
British American Tobacco International Finance PLC 3.95% 2025[5]	10,914	11,760
British American Tobacco PLC 3.22%–4.76% 2024–2049	90,167	94,808
Philip Morris International Inc. 2.38%–2.63% 2022	13,440	13,669
Reynolds American Inc. 3.25%–5.85% 2022–2045	26,805	31,163
Other securities		323,704
		569,812

Other corporate bonds & notes 1.91%
Other securities		2,199,063

Total corporate bonds & notes		12,982,147

Mortgage-backed obligations 9.94%
Federal agency mortgage-backed obligations 9.87%
Fannie Mae Pool #FM2057 2.50% 2034[6]	516,525	525,954
Fannie Mae 2.30%–9.50% 2021–2059[4,6]	5,067,413	5,258,175
Freddie Mac 2.50%–9.00% 2022–2050[4,6]	3,351,142	3,448,145
Other securities		2,064,942
		11,297,216

Other mortgage-backed obligations 0.07%
Other securities		120,996

Total mortgage-backed obligations		11,418,212

U.S. Treasury bonds & notes 3.84%
U.S. Treasury 3.30%
U.S. Treasury 2.625% 2021	1,032,750	1,050,751
U.S. Treasury 1.38%–6.25% 2020–2049[7]	2,552,569	2,735,560
		3,786,311

6	The Income Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 0.54%
U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2024–2049[7,8]	$536,183	$619,722

Total U.S. Treasury bonds & notes		4,406,033

Municipals 0.27%
Other securities		308,991

Federal agency bonds & notes 0.12%
Fannie Mae 6.25% 2029	32,000	44,521
Other securities		95,008
		139,529

Other bonds & notes 0.20%
Other securities		227,044

Total bonds, notes & other debt instruments (cost: $28,724,327,000)		29,481,956

Short-term securities 7.18%	Shares
Money market investments 7.18%
Capital Group Central Cash Fund 2.04%[2,9]	82,458,850	8,245,885

Total short-term securities (cost: $8,241,194,000)		8,245,885
Total investment securities 101.47% (cost: $93,842,309,000)		116,511,928
Other assets less liabilities (1.47)%		(1,689,185)

Net assets 100.00%		$114,822,743

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[10]	Value at 1/31/2020 (000)	[11]	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	12,391	April 2020	$2,478,200		$2,680,909		$466
5 Year U.S. Treasury Note Futures	Long	14,244	April 2020	1,424,400		1,713,843		20,149
10 Year U.S. Treasury Note Futures	Long	377	March 2020	37,700		49,634		877

The Income Fund of America	7

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 1/31/2020 (000) [11]	Unrealized appreciation (depreciation) at 1/31/2020 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	2,509	March 2020	$(250,900)	$(365,451)	$(8,166)
30 Year Ultra U.S. Treasury Bond Futures	Short	241	March 2020	(24,100)	(46,679)	(754)
						$12,572

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 1/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 1/31/2020 (000)
3-month USD-LIBOR	1.63175%	12/12/2024	$625,250	$(8,843)	$—	$(8,843)
3-month USD-LIBOR	1.6485%	12/12/2024	625,250	(9,336)	—	(9,336)
					$—	$(18,179)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended January 31, 2020, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Common stocks 2.78%
Health care 0.01%
Rotech Healthcare Inc.[1,12,13,14]	543,172	—	—	543,172
Industrials 0.74%
Hubbell Inc.	3,430,000	—	—	3,430,000
Meggitt PLC[1]	12,916,300	26,724,264	—	39,640,564
Real estate 1.06%
Gaming and Leisure Properties, Inc. REIT	12,537,400	1,415,600	—	13,953,000
Iron Mountain Inc. REIT	16,245,000	1,401,200	—	17,646,200
Utilities 0.75%
AES Corp.	43,141,951	—	—	43,141,951
Consumer discretionary 0.11%
Domino’s Pizza Group PLC[1]	30,671,123	—	—	30,671,123
Energy 0.01%
Ascent Resources - Utica, LLC, Class A1,12,13,14	110,214,618	—	—	110,214,618
White Star Petroleum Corp., Class A1,12,13,14	6,511,401	—	—	6,511,401

8	The Income Fund of America

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Materials 0.00%
Boral Ltd.[1,15]	76,201,575	—	76,201,575	—
WestRock Co.[15]	16,074,832	—	10,207,000	5,867,832
Communication services 0.10%
HKBN Ltd.[1]	49,072,000	17,000,000	—	66,072,000
Bonds, notes & other debt instruments 0.10%
Health care 0.02%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[1,4]	$13,185,000	—	$13,185,000	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.01% 2023 (100% PIK)[1,4,12,16,17]	$32,748,495	$1,880,980	$10,798,597	$23,830,878
Energy 0.01%
Ascent Resources - Utica LLC 10.00% 2022[5]	$2,705,000	—	—	$2,705,000
Ascent Resources - Utica LLC 7.00% 2026[5]	$5,715,000	—	—	$5,715,000
Utilities 0.04%
AES Corp. 4.00% 2021	$2,450,000	—	—	$2,450,000
AES Corp. 4.50% 2023	$1,300,000	—	—	$1,300,000
AES Corp. 4.875% 2023	$5,450,000	—	$765,000	$4,685,000
AES Corp. 5.50% 2025	$13,289,000	—	—	$13,289,000
AES Corp. 6.00% 2026	$4,150,000	$7,845,000	—	$11,995,000
AES Corp. 5.125% 2027	$955,000	$10,500,000	—	$11,455,000
Real estate 0.03%
Iron Mountain Inc. 5.75% 2024	$5,925,000	$13,045,000	—	$18,970,000
Iron Mountain Inc. 4.875% 2027[5]	$1,875,000	—	—	$1,875,000
Iron Mountain Inc. 5.25% 2028[5]	$13,575,000	$16,220,000	$15,110,000	$14,685,000
Iron Mountain Inc. 4.875% 2029[5]	—	$2,000,000	—	$2,000,000
Short-term securities 7.18%
Money market investments 7.18%
Capital Group Central Cash Fund 2.04%[9]	92,216,552	128,484,288	138,241,990	82,458,850

	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 1/31/2020 (000)
Common stocks 2.78%
Health care 0.01%
Rotech Healthcare Inc.[1,12,13,14]	$—	$7,604	$—	$13,036
Industrials 0.74%
Hubbell Inc.	—	45,791	12,005	491,279
Meggitt PLC[1]	—	59,405	4,233	354,578
				845,857
Real estate 1.06%
Gaming and Leisure Properties, Inc. REIT	—	132,853	38,510	659,349
Iron Mountain Inc. REIT	—	35,660	39,946	557,796
				1,217,145
Utilities 0.75%
AES Corp.	—	132,446	17,960	856,799

The Income Fund of America	9

Investments in affiliates (continued)

	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 1/31/2020 (000)
Consumer discretionary 0.11%
Domino’s Pizza Group PLC[1]	$—	$33,332	$3,149	$124,916
Energy 0.01%
Ascent Resources - Utica, LLC, Class A1,12,13,14	—	(8,817)	—	15,430
White Star Petroleum Corp., Class A1,12,13,14	—	(65)	—	—	[18]
				15,430
Materials 0.00%
Boral Ltd.[1,15]	(195,921)	48,749	11,139	—
WestRock Co.[15]	(234,503)	142,775	24,018	—
				—
Communication services 0.10%
HKBN Ltd.[1]	—	(5,426)	6,105	114,782
Total common stocks				3,187,965
Bonds, notes & other debt instruments 0.10%
Health care 0.02%
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.294% 2023[1,4]	—	—	331	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.01% 2023 (100% PIK)[1,4,12,16,17]	(22)	(129)	3,500	24,069
				24,069
Energy 0.01%
Ascent Resources - Utica LLC 10.00% 2022[5]	—	(27)	249	2,658
Ascent Resources - Utica LLC 7.00% 2026[5]	—	(514)	372	4,074
				6,732
Utilities 0.04%
AES Corp. 4.00% 2021	—	(14)	100	2,484
AES Corp. 4.50% 2023	—	(10)	58	1,328
AES Corp. 4.875% 2023	8	(6)	222	4,753
AES Corp. 5.50% 2025	—	(155)	804	13,737
AES Corp. 6.00% 2026	—	(80)	404	12,662
AES Corp. 5.125% 2027	—	(86)	235	12,114
				47,078
Real estate 0.03%
Iron Mountain Inc. 5.75% 2024	—	(1)	382	19,183
Iron Mountain Inc. 4.875% 2027[5]	—	55	102	1,936
Iron Mountain Inc. 5.25% 2028[5]	898	(4)	857	15,373
Iron Mountain Inc. 4.875% 2029[5]	—	5	1	2,045
				38,537
Total bonds, notes & other debt instruments				116,416
Short-term securities 7.18%
Money market investments 7.18%
Capital Group Central Cash Fund 2.04%[9]	(18,563)	4,807	159,178	8,245,885
Total 10.06%	$(448,103)	$628,148	$323,860	$11,550,266

10	The Income Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $20,265,228,000, which represented 17.65% of the net assets of the fund. This amount includes $20,177,451,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Step bond; coupon rate may change at a later date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $6,325,366,000, which represented 5.51% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $32,310,000, which represented .03% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Rate represents the seven-day yield at 1/31/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Value determined using significant unobservable inputs.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[15]	Unaffiliated issuer at 1/31/2020.
[16]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $378,609,000, which represented .33% of the net assets of the fund.
[17]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[18]	Amount less than one thousand.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	$56,848	$15,430	.01%
Rotech Healthcare Inc.	11/26/2014	19,660	13,036	.01
White Star Petroleum Corp., Class A	6/30/2016	4,354	—	.00
Other private placement security	8/31/2018	12,176	5,877	.01
Total private placement securities		$93,038	$34,343	.03%

Key to abbreviations and symbol

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

The Income Fund of America	11

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $72,981,569)	$104,961,662
Affiliated issuers (cost: $20,860,740)	11,550,266	$116,511,928
Cash		7,236
Cash denominated in currencies other than U.S. dollars (cost: $1,718)		1,718
Receivables for:
Sales of investments	3,427,576
Sales of fund’s shares	87,552
Dividends and interest	374,354
Variation margin on futures contracts	4,028
Variation margin on swap contracts	66	3,893,576
		120,414,458
Liabilities:
Payables for:
Purchases of investments	5,456,009
Repurchases of fund’s shares	73,802
Investment advisory services	18,623
Services provided by related parties	26,005
Trustees’ deferred compensation	4,893
Variation margin on futures contracts	1,328
Variation margin on swap contracts	2,923
Other	8,132	5,591,715
Net assets at January 31, 2020		$114,822,743

Net assets consist of:
Capital paid in on shares of beneficial interest		$90,326,302
Total distributable earnings		24,496,441
Net assets at January 31, 2020		$114,822,743

See notes to financial statements.

12	The Income Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,982,960 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$76,125,620	3,300,944		$23.06
Class C	4,095,387	180,174		22.73
Class T	10	—	*	23.07
Class F-1	4,094,839	178,072		23.00
Class F-2	10,215,809	443,339		23.04
Class F-3	3,713,455	161,076		23.05
Class 529-A	1,742,744	75,749		23.01
Class 529-C	257,352	11,226		22.93
Class 529-E	64,524	2,814		22.93
Class 529-T	12	1		23.07
Class 529-F-1	101,768	4,425		23.00
Class R-1	95,089	4,153		22.90
Class R-2	426,425	18,735		22.76
Class R-2E	37,788	1,644		22.99
Class R-3	908,764	39,582		22.96
Class R-4	1,005,511	43,689		23.02
Class R-5E	35,442	1,539		23.03
Class R-5	399,250	17,311		23.06
Class R-6	11,502,954	498,487		23.08

*	Amount less than one thousand.

See notes to financial statements.

The Income Fund of America	13

Statement of operations	unaudited
for the six months ended January 31, 2020	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $18,127; also includes $316,244 from affiliates)	$1,429,701
Interest (includes $7,616 from affiliates)	551,778	$1,981,479
Fees and expenses*:
Investment advisory services	119,569
Distribution services	129,714
Transfer agent services	35,042
Administrative services	16,982
Reports to shareholders	2,381
Registration statement and prospectus	993
Trustees’ compensation	659
Auditing and legal	314
Custodian	1,740
Other	746	308,140
Net investment income		1,673,339

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,145,507
Affiliated issuers	(448,103)
Futures contracts	27,123
Forward currency contracts	1,220
Swap contracts	552
Currency transactions	3,198	729,497
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $5,630):
Unaffiliated issuers	3,894,729
Affiliated issuers	628,148
Futures contracts	(740)
Forward currency contracts	(1,042)
Swap contracts	(18,179)
Currency translations	558	4,503,474
Net realized gain and unrealized appreciation		5,232,971

Net increase in net assets resulting from operations		$6,906,310

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

14	The Income Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2020*	Year ended July 31, 2019
Operations:
Net investment income	$1,673,339	$3,453,958
Net realized gain	729,497	2,147,958
Net unrealized appreciation (depreciation)	4,503,474	(1,221,824)
Net increase in net assets resulting from operations	6,906,310	4,380,092

Distributions paid to shareholders	(4,469,652)	(7,414,017)

Net capital share transactions	2,378,279	3,194,883

Total increase in net assets	4,814,937	160,958

Net assets:
Beginning of period	110,007,806	109,846,848
End of period	$114,822,743	$110,007,806

*	Unaudited.

See notes to financial statements.

The Income Fund of America	15

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	The Income Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Income Fund of America	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	The Income Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own

The Income Fund of America	19

fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of January 31, 2020 (dollars in thousands):

20	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$11,012,236	$2,548,161	$—	$13,560,397
Information technology	7,684,813	1,774,838	—	9,459,651
Health care	4,950,107	4,340,676	13,036	9,303,819
Consumer staples	6,325,439	2,462,466	—	8,787,905
Industrials	5,253,641	2,153,772	—	7,407,413
Real estate	6,498,360	223,507	—	6,721,867
Utilities	3,937,699	2,432,765	—	6,370,464
Consumer discretionary	4,920,953	764,682	—	5,685,635
Energy	3,145,172	978,248	15,430	4,138,850
Materials	2,150,342	1,563,546	—	3,713,888
Communication services	1,932,934	863,015	5	2,795,954
Preferred securities	231,490	81,018	—	312,508
Rights & warrants	—	18	3,135	3,153
Convertible stocks	494,301	—	23,073	517,374
Convertible bonds	—	5,209	—	5,209
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	12,956,760	25,387	12,982,147
Mortgage-backed obligations	—	11,418,212	—	11,418,212
U.S. Treasury bonds & notes	—	4,406,033	—	4,406,033
Municipals	—	308,991	—	308,991
Federal agency bonds & notes	—	139,529	—	139,529
Other bonds & notes	—	227,044	—	227,044
Short-term securities	8,245,885	—	—	8,245,885
Total	$66,783,372	$49,648,490	$80,066	$116,511,928

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$21,492	$—	$—	$21,492
Liabilities:
Unrealized depreciation on futures contracts	(8,920)	—	—	(8,920)
Unrealized depreciation on interest rate swaps	—	(18,179)	—	(18,179)
Total	$12,572	$(18,179)	$—	$(5,607)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

The Income Fund of America	21

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit

22	The Income Fund of America

ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

The Income Fund of America	23

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,852,602,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

24	The Income Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of January 31, 2020, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $55,068,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $1,250,500,000.

The Income Fund of America	25

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts and interest rate swaps as of, or for the six months ended, January 31, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$21,492	Unrealized depreciation*	$8,920
Swap	Interest	Unrealized appreciation*	—	Unrealized depreciation*	18,179
			$21,492		$27,099

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$27,123	Net unrealized depreciation on futures contracts	$(740)
Forward currency	Currency	Net realized gain on forward currency contracts	1,220	Net unrealized depreciation on forward currency contracts	(1,042)
Swap	Interest	Net realized gain on swap contracts	552	Net unrealized depreciation on swap contracts	(18,179)
			$28,895		$(19,961)

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

26	The Income Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,357,571
Undistributed long-term capital gains	2,446,608
Post-October capital loss deferral*	(150,988)

*	This deferral is considered incurred in the subsequent year.

The Income Fund of America	27

As of January 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$24,930,643
Gross unrealized depreciation on investments	(2,104,425)
Net unrealized appreciation on investments	22,826,218
Cost of investments	93,680,103

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended January 31, 2020						Year ended July 31, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,339,930		$1,626,977		$2,966,907		$2,232,093		$2,795,285		$5,027,378
Class C	59,659		89,523		149,182		104,257		178,548		282,805
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	71,742		88,012		159,754		120,607		155,844		276,451
Class F-2	186,524		217,003		403,527		287,742		341,463		629,205
Class F-3	68,332		77,478		145,810		101,270		111,167		212,437
Class 529-A	30,367		37,436		67,803		50,203		64,507		114,710
Class 529-C	3,657		5,649		9,306		6,511		11,438		17,949
Class 529-E	1,054		1,384		2,438		1,803		2,546		4,349
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,825		2,135		3,960		2,789		3,362		6,151
Class R-1	1,357		2,085		3,442		2,367		4,137		6,504
Class R-2	6,113		9,456		15,569		10,497		17,984		28,481
Class R-2E	568		798		1,366		818		1,195		2,013
Class R-3	15,031		19,842		34,873		26,432		37,837		64,269
Class R-4	17,946		21,911		39,857		31,390		40,842		72,232
Class R-5E	477		609		1,086		368		314		682
Class R-5	8,742		9,920		18,662		14,329		16,467		30,796
Class R-6	209,179		236,931		446,110		301,670		335,935		637,605
Total	$2,022,503		$2,447,149		$4,469,652		$3,295,146		$4,118,871		$7,414,017

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The

28	The Income Fund of America

agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2020, the investment advisory services fee was $119,569,000, which was equivalent to an annualized rate of 0.211% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2020, unreimbursed expenses subject to reimbursement totaled $6,107,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

The Income Fund of America	29

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

30	The Income Fund of America

For the six months ended January 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$94,308	$22,925		$11,317		Not applicable
Class C	20,916	1,291		631		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	5,090	2,407		613		Not applicable
Class F-2	Not applicable	5,452		1,487		Not applicable
Class F-3	Not applicable	68		531		Not applicable
Class 529-A	2,074	469		260		$559
Class 529-C	1,297	73		40		86
Class 529-E	159	8		10		21
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	26		14		31
Class R-1	490	51		15		Not applicable
Class R-2	1,641	803		66		Not applicable
Class R-2E	111	40		5		Not applicable
Class R-3	2,350	741		141		Not applicable
Class R-4	1,278	535		153		Not applicable
Class R-5E	Not applicable	21		4		Not applicable
Class R-5	Not applicable	113		67		Not applicable
Class R-6	Not applicable	19		1,628		Not applicable
Total class-specific expenses	$129,714	$35,042		$16,982		$697

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $659,000 in the fund’s statement of operations reflects $312,000 in current fees (either paid in cash or deferred) and a net increase of $347,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The Income Fund of America	31

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2020

Class A	$2,241,227	97,640	$2,903,626		126,214		$(4,245,171)	(184,679)	$899,682	39,175
Class C	175,692	7,761	146,330		6,444		(594,769)	(26,356)	(272,747)	(12,151)
Class T	—	—	—		—		—	—	—	—
Class F-1	200,244	8,749	153,699		6,698		(369,586)	(16,134)	(15,643)	(687)
Class F-2	1,108,391	48,319	386,310		16,808		(915,184)	(39,843)	579,517	25,284
Class F-3	461,231	20,045	145,068		6,310		(309,960)	(13,488)	296,339	12,867
Class 529-A	96,829	4,221	67,779		2,952		(162,545)	(7,098)	2,063	75
Class 529-C	16,865	738	9,301		406		(45,712)	(2,000)	(19,546)	(856)
Class 529-E	4,253	186	2,437		106		(7,129)	(313)	(439)	(21)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	12,862	560	3,959		173		(9,121)	(397)	7,700	336
Class R-1	6,282	277	3,436		150		(15,380)	(674)	(5,662)	(247)
Class R-2	36,955	1,626	15,554		684		(74,581)	(3,284)	(22,072)	(974)
Class R-2E	4,676	205	1,366		60		(4,941)	(217)	1,101	48
Class R-3	63,810	2,788	34,795		1,519		(164,453)	(7,184)	(65,848)	(2,877)
Class R-4	74,077	3,229	39,839		1,735		(149,227)	(6,499)	(35,311)	(1,535)
Class R-5E	15,432	673	1,085		47		(2,843)	(124)	13,674	596
Class R-5	19,537	848	18,611		809		(94,671)	(4,085)	(56,523)	(2,428)
Class R-6	1,014,317	44,048	446,081		19,385		(388,404)	(16,854)	1,071,994	46,579
Total net increase (decrease)	$5,552,680	241,913	$4,379,276		190,500		$(7,553,677)	(329,229)	$2,378,279	103,184

32	The Income Fund of America

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended July 31, 2019

Class A	$4,162,250	188,066	$4,922,150	231,986		$(8,669,132)	(391,576)	$415,268	28,476
Class C	386,074	17,643	277,181	13,295		(1,150,598)	(52,574)	(487,343)	(21,636)
Class T	—	—	—	—		—	—	—	—
Class F-1	480,113	21,655	266,265	12,590		(846,788)	(38,188)	(100,410)	(3,943)
Class F-2	2,419,691	108,946	600,100	28,291		(2,030,912)	(92,013)	988,879	45,224
Class F-3	1,047,610	47,073	208,107	9,798		(589,610)	(26,656)	666,107	30,215
Class 529-A	180,089	8,114	114,667	5,418		(276,737)	(12,462)	18,019	1,070
Class 529-C	31,921	1,442	17,938	854		(91,058)	(4,113)	(41,199)	(1,817)
Class 529-E	7,296	329	4,349	207		(14,605)	(661)	(2,960)	(125)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	24,651	1,107	6,148	290		(17,619)	(799)	13,180	598
Class R-1	9,946	449	6,495	310		(30,556)	(1,380)	(14,115)	(621)
Class R-2	83,006	3,789	28,431	1,361		(146,255)	(6,662)	(34,818)	(1,512)
Class R-2E	12,242	557	2,013	95		(5,766)	(263)	8,489	389
Class R-3	151,181	6,824	64,138	3,040		(288,092)	(13,007)	(72,773)	(3,143)
Class R-4	154,888	6,952	72,218	3,411		(327,678)	(14,808)	(100,572)	(4,445)
Class R-5E	15,908	729	681	32		(2,013)	(91)	14,576	670
Class R-5	50,637	2,279	30,691	1,445		(72,454)	(3,247)	8,874	477
Class R-6	1,742,045	78,778	637,513	29,992		(463,878)	(20,796)	1,915,680	87,974
Total net increase (decrease)	$10,959,548	494,732	$7,259,086	342,415		$(15,023,751)	(679,296)	$3,194,883	157,851

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $45,067,759,000 and $35,558,112,000, respectively, during the six months ended January 31, 2020.

The Income Fund of America	33

Financial highlights

		Income from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class A:
1/31/2020[4,5]	$22.56	$.34	$1.07	$1.41
7/31/2019	23.28	.72	.13	.85
7/31/2018	22.87	.73	.84	1.57
7/31/2017	21.70	.74	1.10	1.84
7/31/2016	21.31	.66	.76	1.42
7/31/2015	21.45	.69	(.04)	.65
Class C:
1/31/2020[4,5]	22.25	.25	1.06	1.31
7/31/2019	22.98	.54	.13	.67
7/31/2018	22.59	.54	.82	1.36
7/31/2017	21.44	.56	1.09	1.65
7/31/2016	21.06	.49	.76	1.25
7/31/2015	21.21	.51	(.04)	.47
Class T:
1/31/2020[4,5]	22.57	.37	1.07	1.44
7/31/2019	23.29	.77	.13	.90
7/31/2018	22.88	.78	.84	1.62
7/31/2017[4,10]	22.27	.29	.50	.79
Class F-1:
1/31/2020[4,5]	22.50	.33	1.08	1.41
7/31/2019	23.22	.70	.13	.83
7/31/2018	22.82	.71	.83	1.54
7/31/2017	21.65	.72	1.10	1.82
7/31/2016	21.26	.64	.76	1.40
7/31/2015	21.40	.67	(.04)	.63
Class F-2:
1/31/2020[4,5]	22.54	.36	1.08	1.44
7/31/2019	23.27	.76	.12	.88
7/31/2018	22.86	.77	.84	1.61
7/31/2017	21.69	.78	1.10	1.88
7/31/2016	21.30	.70	.75	1.45
7/31/2015	21.44	.73	(.04)	.69
Class F-3:
1/31/2020[4,5]	22.56	.37	1.07	1.44
7/31/2019	23.28	.78	.13	.91
7/31/2018	22.87	.79	.84	1.63
7/31/2017[4,11]	22.07	.49	.67	1.16

34	The Income Fund of America

Dividends and distributions
Dividends		Total						Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,		expenses		income
investment	(from capital	and	value, end	Total		end of period		to average		to average
income)	gains)	distributions	of period	return[2]		(in millions)		net assets[3]		net assets

$(.41)	$(.50)	$(.91)	$23.06	6.32%[6]		$76,126		.56%[7]		2.93%[7]
(.69)	(.88)	(1.57)	22.56	4.22		73,594		.56		3.23
(.66)	(.50)	(1.16)	23.28	6.98		75,284		.55		3.16
(.67)	—	(.67)	22.87	8.65		76,148		.56		3.37
(.66)	(.37)	(1.03)	21.70	7.10		75,437		.56		3.22
(.79)	—	(.79)	21.31	3.01		72,952		.55		3.19

(.33)	(.50)	(.83)	22.73	5.91	[6]	4,095		1.30	[7]	2.20	[7]
(.52)	(.88)	(1.40)	22.25	3.41		4,279		1.34		2.45
(.47)	(.50)	(.97)	22.98	6.11		4,917		1.34		2.36
(.50)	—	(.50)	22.59	7.79		5,569		1.35		2.56
(.50)	(.37)	(.87)	21.44	6.27		6,196		1.36		2.41
(.62)	—	(.62)	21.06	2.19		6,390		1.35		2.39

(.44)	(.50)	(.94)	23.07	6.44	[6,8]	—	[9]	.32	[7,8]	3.17	[7,8]
(.74)	(.88)	(1.62)	22.57	4.44	[8]	—	[9]	.35	[8]	3.43	[8]
(.71)	(.50)	(1.21)	23.29	7.19	[8]	—	[9]	.34	[8]	3.36	[8]
(.18)	—	(.18)	22.88	3.54	[6,8]	—	[9]	.11	[6,8]	1.26	[6,8]

(.41)	(.50)	(.91)	23.00	6.26	[6]	4,095		.62	[7]	2.88	[7]
(.67)	(.88)	(1.55)	22.50	4.15		4,022		.65		3.14
(.64)	(.50)	(1.14)	23.22	6.84		4,243		.64		3.07
(.65)	—	(.65)	22.82	8.57		4,610		.65		3.28
(.64)	(.37)	(1.01)	21.65	7.02		4,421		.65		3.12
(.77)	—	(.77)	21.26	2.94		4,160		.64		3.10

(.44)	(.50)	(.94)	23.04	6.43	[6]	10,216		.36	[7]	3.13	[7]
(.73)	(.88)	(1.61)	22.54	4.36		9,425		.39		3.40
(.70)	(.50)	(1.20)	23.27	7.16		8,675		.38		3.33
(.71)	—	(.71)	22.86	8.84		7,081		.39		3.54
(.69)	(.37)	(1.06)	21.69	7.28		5,076		.39		3.38
(.83)	—	(.83)	21.30	3.20		4,042		.38		3.35

(.45)	(.50)	(.95)	23.05	6.44	[6]	3,713		.26	[7]	3.23	[7]
(.75)	(.88)	(1.63)	22.56	4.52		3,343		.28		3.50
(.72)	(.50)	(1.22)	23.28	7.27		2,747		.28		3.43
(.36)	—	(.36)	22.87	5.306		1,763		.307		4.337

See end of table for footnotes.

The Income Fund of America	35

Financial highlights (continued)

		Income from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class 529-A:
1/31/2020[4,5]	$22.51	$.33	$1.08	$1.41
7/31/2019	23.23	.70	.13	.83
7/31/2018	22.83	.71	.83	1.54
7/31/2017	21.66	.72	1.10	1.82
7/31/2016	21.27	.64	.76	1.40
7/31/2015	21.41	.67	(.04)	.63
Class 529-C:
1/31/2020[4,5]	22.43	.25	1.07	1.32
7/31/2019	23.15	.53	.13	.66
7/31/2018	22.73	.53	.83	1.36
7/31/2017	21.57	.55	1.09	1.64
7/31/2016	21.18	.48	.76	1.24
7/31/2015	21.33	.50	(.05)	.45
Class 529-E:
1/31/2020[4,5]	22.43	.31	1.07	1.38
7/31/2019	23.16	.65	.12	.77
7/31/2018	22.76	.66	.83	1.49
7/31/2017	21.60	.67	1.09	1.76
7/31/2016	21.21	.59	.76	1.35
7/31/2015	21.35	.62	(.04)	.58
Class 529-T:
1/31/2020[4,5]	22.57	.36	1.08	1.44
7/31/2019	23.29	.75	.13	.88
7/31/2018	22.88	.76	.84	1.60
7/31/2017[4,10]	22.27	.28	.50	.78
Class 529-F-1:
1/31/2020[4,5]	22.50	.36	1.08	1.44
7/31/2019	23.23	.75	.13	.88
7/31/2018	22.83	.77	.82	1.59
7/31/2017	21.66	.78	1.09	1.87
7/31/2016	21.27	.69	.76	1.45
7/31/2015	21.41	.72	(.04)	.68
Class R-1:
1/31/2020[4,5]	22.41	.25	1.06	1.31
7/31/2019	23.13	.53	.14	.67
7/31/2018	22.73	.54	.83	1.37
7/31/2017	21.57	.55	1.10	1.65
7/31/2016	21.18	.49	.76	1.25
7/31/2015	21.33	.51	(.05)	.46

36	The Income Fund of America

Dividends and distributions
Dividends		Total						Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,		expenses		income
investment	(from capital	and	value, end	Total		end of period		to average		to average
income)	gains)	distributions	of period	return[2]		(in millions)		net assets[3]		net assets

$(.41)	$(.50)	$(.91)	$23.01	6.26%[6]		$1,743		.61%[7]		2.88%[7]
(.67)	(.88)	(1.55)	22.51	4.15		1,704		.64		3.15
(.64)	(.50)	(1.14)	23.23	6.87		1,733		.63		3.08
(.65)	—	(.65)	22.83	8.58		1,606		.64		3.30
(.64)	(.37)	(1.01)	21.66	7.00		1,525		.66		3.11
(.77)	—	(.77)	21.27	2.92		1,489		.65		3.09

(.32)	(.50)	(.82)	22.93	5.88	[6]	257		1.34	[7]	2.16	[7]
(.50)	(.88)	(1.38)	22.43	3.37		271		1.38		2.41
(.44)	(.50)	(.94)	23.15	6.06		322		1.39		2.30
(.48)	—	(.48)	22.73	7.74		464		1.41		2.52
(.48)	(.37)	(.85)	21.57	6.20		463		1.43		2.34
(.60)	—	(.60)	21.18	2.09		466		1.42		2.32

(.38)	(.50)	(.88)	22.93	6.16	[6]	65		.83	[7]	2.66	[7]
(.62)	(.88)	(1.50)	22.43	3.87		64		.86		2.92
(.59)	(.50)	(1.09)	23.16	6.63		69		.86		2.84
(.60)	—	(.60)	22.76	8.30		70		.87		3.06
(.59)	(.37)	(.96)	21.60	6.76		66		.89		2.88
(.72)	—	(.72)	21.21	2.68		64		.89		2.85

(.44)	(.50)	(.94)	23.07	6.37	[6,8]	—	[9]	.37	[7,8]	3.11	[7,8]
(.72)	(.88)	(1.60)	22.57	4.38	[8]	—	[9]	.41	[8]	3.37	[8]
(.69)	(.50)	(1.19)	23.29	7.12	[8]	—	[9]	.41	[8]	3.30	[8]
(.17)	—	(.17)	22.88	3.52	[6,8]	—	[9]	.13	[6,8]	1.24	[6,8]

(.44)	(.50)	(.94)	23.00	6.43	[6]	102		.37	[7]	3.12	[7]
(.73)	(.88)	(1.61)	22.50	4.36		92		.40		3.39
(.69)	(.50)	(1.19)	23.23	7.10		81		.40		3.32
(.70)	—	(.70)	22.83	8.83		71		.41		3.53
(.69)	(.37)	(1.06)	21.66	7.25		61		.43		3.34
(.82)	—	(.82)	21.27	3.16		58		.42		3.31

(.32)	(.50)	(.82)	22.90	5.89	[6]	95		1.35	[7]	2.15	[7]
(.51)	(.88)	(1.39)	22.41	3.38		99		1.37		2.41
(.47)	(.50)	(.97)	23.13	6.09		116		1.37		2.33
(.49)	—	(.49)	22.73	7.76		124		1.39		2.53
(.49)	(.37)	(.86)	21.57	6.25		133		1.37		2.40
(.61)	—	(.61)	21.18	2.16		139		1.36		2.38

See end of table for footnotes.

The Income Fund of America	37

Financial highlights (continued)

		Income from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class R-2:
1/31/2020[4,5]	$22.28	$.24	$1.06	$1.30
7/31/2019	23.01	.53	.13	.66
7/31/2018	22.62	.54	.82	1.36
7/31/2017	21.47	.55	1.09	1.64
7/31/2016	21.09	.49	.75	1.24
7/31/2015	21.23	.52	(.04)	.48
Class R-2E:
1/31/2020[4,5]	22.49	.28	1.08	1.36
7/31/2019	23.22	.60	.13	.73
7/31/2018	22.82	.61	.83	1.44
7/31/2017	21.66	.65	1.08	1.73
7/31/2016	21.29	.58	.75	1.33
7/31/2015[4,12]	21.98	.54	(.47)	.07
Class R-3:
1/31/2020[4,5]	22.46	.30	1.07	1.37
7/31/2019	23.19	.63	.13	.76
7/31/2018	22.78	.64	.84	1.48
7/31/2017	21.62	.65	1.10	1.75
7/31/2016	21.23	.59	.75	1.34
7/31/2015	21.37	.61	(.04)	.57
Class R-4:
1/31/2020[4,5]	22.52	.33	1.08	1.41
7/31/2019	23.24	.70	.13	.83
7/31/2018	22.83	.71	.84	1.55
7/31/2017	21.67	.73	1.09	1.82
7/31/2016	21.27	.65	.76	1.41
7/31/2015	21.42	.68	(.06)	.62
Class R-5E:
1/31/2020[4,5]	22.54	.35	1.07	1.42
7/31/2019	23.26	.74	.14	.88
7/31/2018	22.85	.78	.82	1.60
7/31/2017	21.69	.90	.95	1.85
7/31/2016[4,13]	21.03	.47	1.07	1.54
Class R-5:
1/31/2020[4,5]	22.56	.37	1.07	1.44
7/31/2019	23.28	.77	.13	.90
7/31/2018	22.87	.78	.84	1.62
7/31/2017	21.70	.78	1.11	1.89
7/31/2016	21.31	.71	.76	1.47
7/31/2015	21.45	.74	(.04)	.70

38	The Income Fund of America

Dividends and distributions
Dividends		Total						Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset			Net assets,		expenses		income
investment	(from capital	and	value, end	Total		end of period		to average		to average
income)	gains)	distributions	of period	return[2]		(in millions)		net assets[3]		net assets

$(.32)	$(.50)	$(.82)	$22.76	5.87%[6]		$426		1.37%[7]		2.13%[7]
(.51)	(.88)	(1.39)	22.28	3.37		439		1.38		2.41
(.47)	(.50)	(.97)	23.01	6.09		488		1.37		2.34
(.49)	—	(.49)	22.62	7.77		533		1.40		2.52
(.49)	(.37)	(.86)	21.47	6.25		577		1.36		2.41
(.62)	—	(.62)	21.09	2.24		599		1.32		2.42

(.36)	(.50)	(.86)	22.99	6.07	[6]	38		1.06	[7]	2.43	[7]
(.58)	(.88)	(1.46)	22.49	3.66		36		1.08		2.71
(.54)	(.50)	(1.04)	23.22	6.40		28		1.08		2.63
(.57)	—	(.57)	22.82	8.11		22		1.09		2.95
(.59)	(.37)	(.96)	21.66	6.64		7		1.03		2.86
(.76)	—	(.76)	21.29	.28	[6,8]	—	[9]	.96	[7,8]	2.73	[7,8]

(.37)	(.50)	(.87)	22.96	6.16	[6]	909		.91	[7]	2.59	[7]
(.61)	(.88)	(1.49)	22.46	3.80		954		.93		2.86
(.57)	(.50)	(1.07)	23.19	6.60		1,057		.92		2.78
(.59)	—	(.59)	22.78	8.23		1,183		.95		2.97
(.58)	(.37)	(.95)	21.62	6.71		1,217		.92		2.85
(.71)	—	(.71)	21.23	2.65		1,275		.92		2.83

(.41)	(.50)	(.91)	23.02	6.26	[6]	1,006		.61	[7]	2.89	[7]
(.67)	(.88)	(1.55)	22.52	4.15		1,018		.63		3.16
(.64)	(.50)	(1.14)	23.24	6.90		1,154		.63		3.07
(.66)	—	(.66)	22.83	8.54		1,365		.64		3.31
(.64)	(.37)	(1.01)	21.67	7.07		1,189		.62		3.15
(.77)	—	(.77)	21.27	2.90		1,203		.62		3.12

(.43)	(.50)	(.93)	23.03	6.37	[6]	35		.40	[7]	3.01	[7]
(.72)	(.88)	(1.60)	22.54	4.38		21		.42		3.34
(.69)	(.50)	(1.19)	23.26	7.14		6		.41		3.38
(.69)	—	(.69)	22.85	8.72		1		.44		4.04
(.51)	(.37)	(.88)	21.69	7.70	[6]	—	[9]	.48	[7]	3.30	[7]

(.44)	(.50)	(.94)	23.06	6.46	[6]	399		.30	[7]	3.21	[7]
(.74)	(.88)	(1.62)	22.56	4.47		445		.32		3.46
(.71)	(.50)	(1.21)	23.28	7.21		449		.33		3.38
(.72)	—	(.72)	22.87	8.89		429		.34		3.53
(.71)	(.37)	(1.08)	21.70	7.34		516		.33		3.46
(.84)	—	(.84)	21.31	3.25		658		.32		3.41

See end of table for footnotes.

The Income Fund of America	39

Financial highlights (continued)

		Income from investment operations[1]
	Net asset		Net gains (losses)
	value,	Net	on securities (both	Total from
	beginning	investment	realized and	investment
Period ended	of period	income	unrealized)	operations
Class R-6:
1/31/2020[4,5]	$22.58	$.37	$1.08	$1.45
7/31/2019	23.30	.78	.13	.91
7/31/2018	22.88	.80	.84	1.64
7/31/2017	21.71	.81	1.09	1.90
7/31/2016	21.32	.72	.76	1.48
7/31/2015	21.46	.75	(.04)	.71

	Six months
	ended
	January 31,	Year ended July 31
Portfolio turnover rate for all share classes[14,15]	2020[4,5,6]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	28%	48%	53%	34%	39%	32%
Including mortgage dollar roll transactions	45%	67%	70%	42%	52%	45%

See notes to financial statements.

40	The Income Fund of America

Dividends and distributions
Dividends		Total				Ratio of	Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses	income
investment	(from capital	and	value, end	Total	end of period	to average	to average
income)	gains)	distributions	of period	return[2]	(in millions)	net assets[3]	net assets

$(.45)	$(.50)	$(.95)	$23.08	6.43%[6]	$11,503	.25%[7]	3.23%[7]
(.75)	(.88)	(1.63)	22.58	4.52	10,202	.28	3.51
(.72)	(.50)	(1.22)	23.30	7.31	8,478	.28	3.44
(.73)	—	(.73)	22.88	8.95	6,464	.28	3.68
(.72)	(.37)	(1.09)	21.71	7.39	4,606	.28	3.49
(.85)	—	(.85)	21.32	3.30	3,176	.28	3.45

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.
[15]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.

The Income Fund of America	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2019, through January 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	The Income Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2019	1/31/2020	during period*	expense ratio
Class A – actual return	$1,000.00	$1,063.16	$2.91	.56%
Class A – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class C – actual return	1,000.00	1,059.13	6.75	1.30
Class C – assumed 5% return	1,000.00	1,018.65	6.61	1.30
Class T – actual return	1,000.00	1,064.43	1.67	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	1,062.55	3.22	.62
Class F-1 – assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 – actual return	1,000.00	1,064.29	1.87	.36
Class F-2 – assumed 5% return	1,000.00	1,023.39	1.84	.36
Class F-3 – actual return	1,000.00	1,064.36	1.35	.26
Class F-3 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 529-A – actual return	1,000.00	1,062.60	3.17	.61
Class 529-A – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class 529-C – actual return	1,000.00	1,058.77	6.95	1.34
Class 529-C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class 529-E – actual return	1,000.00	1,061.61	4.31	.83
Class 529-E – assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 529-T – actual return	1,000.00	1,063.69	1.92	.37
Class 529-T – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 529-F-1 – actual return	1,000.00	1,064.35	1.93	.37
Class 529-F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class R-1 – actual return	1,000.00	1,058.90	7.01	1.35
Class R-1 – assumed 5% return	1,000.00	1,018.40	6.87	1.35
Class R-2 – actual return	1,000.00	1,058.75	7.11	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2E – actual return	1,000.00	1,060.71	5.51	1.06
Class R-2E – assumed 5% return	1,000.00	1,019.86	5.40	1.06
Class R-3 – actual return	1,000.00	1,061.58	4.73	.91
Class R-3 – assumed 5% return	1,000.00	1,020.62	4.63	.91
Class R-4 – actual return	1,000.00	1,062.58	3.17	.61
Class R-4 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class R-5E – actual return	1,000.00	1,063.66	2.08	.40
Class R-5E – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-5 – actual return	1,000.00	1,064.56	1.56	.30
Class R-5 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class R-6 – actual return	1,000.00	1,064.31	1.30	.25
Class R-6 – assumed 5% return	1,000.00	1,023.95	1.28	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	43

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2021. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which

44	The Income Fund of America

the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results and related benchmarks, which the board also used to assess the results of the fund.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

The Income Fund of America	45

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

46	The Income Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

The Income Fund of America	47

This page was intentionally left blank.

48	The Income Fund of America

This page was intentionally left blank.

The Income Fund of America	49

This page was intentionally left blank.

50	The Income Fund of America

This page was intentionally left blank.

The Income Fund of America	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete January 31, 2020, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Based on Class F-2 share results, as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®

Investment portfolio

January 31, 2020

unaudited

Common stocks 67.89% Financials 11.81%	Shares	Value (000)
JPMorgan Chase & Co.	23,125,000	$3,060,825
CME Group Inc., Class A	9,740,400	2,114,738
The Blackstone Group Inc., Class A	18,980,471	1,159,137
B3 SA - Brasil, Bolsa, Balcao	63,238,000	711,734
Zurich Insurance Group AG1	1,693,179	703,785
KeyCorp	30,082,000	562,834
BNP Paribas SA1	7,500,000	398,807
Citigroup Inc.	5,185,000	385,816
T. Rowe Price Group, Inc.	2,800,000	373,884
Truist Financial Corp.	7,148,500	368,648
BB Seguridade Participações SA	42,704,000	346,809
AXA SA1	12,710,000	338,622
PNC Financial Services Group, Inc.	2,271,000	337,357
BlackRock, Inc.	556,600	293,523
Wells Fargo & Co.	5,700,000	267,558
Apollo Global Management, Inc., Class A	5,250,000	248,430
Sberbank of Russia PJSC (ADR)1	13,981,250	222,914
Bank of Nova Scotia	3,590,000	196,075
Barclays PLC1	86,595,000	191,504
DBS Group Holdings Ltd.1	10,418,000	191,137
Ares Management Corp., Class A	5,143,000	185,457
CIT Group Inc.	3,420,423	156,348
HSBC Holdings PLC (GBP denominated)1	20,679,777	150,534
Toronto-Dominion Bank (CAD denominated)	2,471,000	136,564
Macquarie Group Ltd.1	1,282,000	122,099
KBC Groep NV1	1,170,000	85,602
Hang Seng Bank Ltd.1	3,993,000	80,668
Credicorp Ltd.	385,000	79,533
Legal & General Group PLC1	12,420,000	49,982
First Hawaiian, Inc.	585,000	17,000
The Bank of N.T. Butterfield & Son Ltd.	300,000	9,966
St. James’s Place PLC1	466,000	7,008
AURELIUS Equity Opportunities SE & Co. KGaA, non-registered shares1	150,000	5,499
		13,560,397
Information technology 8.24%
Microsoft Corp.	18,323,054	3,119,133
Broadcom Inc.	5,654,112	1,725,409
Taiwan Semiconductor Manufacturing Co., Ltd.1	137,385,500	1,469,713
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,855,000	100,058
QUALCOMM Inc.	9,713,000	828,616
NortonLifeLock Inc.	24,468,359	695,391
Texas Instruments Inc.	4,950,000	597,218
International Business Machines Corp.	2,770,000	398,132
Paychex, Inc.	2,370,000	203,275
Tokyo Electron Ltd.1	647,500	142,188
Vanguard International Semiconductor Corp.1	50,830,886	125,196

The Income Fund of America — Page 1 of 38

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Atea ASA1	2,916,201	$37,741
Intel Corp.	275,000	17,581
		9,459,651
Health care 8.10%
AstraZeneca PLC1	20,106,200	1,965,842
Merck & Co., Inc.	21,117,493	1,804,279
Pfizer Inc.	46,821,181	1,743,621
GlaxoSmithKline PLC1	62,138,000	1,459,006
Novartis AG1	5,802,000	548,837
Gilead Sciences, Inc.	8,288,000	523,802
Bristol-Myers Squibb Co.	7,500,000	472,125
CVS Health Corp.	5,883,783	399,038
Takeda Pharmaceutical Co. Ltd.1	5,803,000	222,711
Sanofi1	1,496,000	144,280
Rotech Healthcare Inc.1,2,3,4,5	543,172	13,036
Advanz Pharma Corp. Ltd.4,5	961,943	5,877
Advanz Pharma Corp. Ltd.4	223,343	1,365
		9,303,819
Consumer staples 7.65%
Philip Morris International Inc.	24,259,200	2,006,236
Altria Group, Inc.	22,212,000	1,055,736
British American Tobacco PLC1	22,963,000	1,015,082
Procter & Gamble Co.	7,300,000	909,726
Coca-Cola Co.	13,783,000	804,927
Unilever PLC1	11,630,000	694,630
Unilever PLC (ADR)	1,200,000	71,724
Kellogg Co.	9,700,000	661,637
General Mills, Inc.	10,770,000	562,410
Nestlé SA1	4,237,617	467,808
Anheuser-Busch InBev SA/NV1	3,776,729	284,946
Walgreens Boots Alliance, Inc.	1,716,500	87,284
Conagra Brands, Inc.	2,548,000	83,880
Costco Wholesale Corp.	268,000	81,879
		8,787,905
Industrials 6.45%
Lockheed Martin Corp.	4,492,000	1,923,115
BAE Systems PLC1	93,010,000	777,932
United Parcel Service, Inc., Class B	7,065,126	731,382
Emerson Electric Co.	9,100,000	651,833
Hubbell Inc.2	3,430,000	491,279
Illinois Tool Works Inc.	2,690,000	470,696
Boeing Co.	1,210,000	385,107
Edenred SA1	6,776,248	366,164
Meggitt PLC1,2	39,640,564	354,578
Kone OYJ, Class B1	5,325,000	343,831
Norfolk Southern Corp.	1,600,000	333,136
International Consolidated Airlines Group, SA (CDI)1	37,523,822	279,829
PACCAR Inc.	2,275,000	168,828
Watsco, Inc.	565,000	98,265
ACS, Actividades de Construcción y Servicios, SA1	460,345	15,266

The Income Fund of America — Page 2 of 38

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Coor Service Management Holding AB1	1,200,000	$10,959
VINCI SA1	47,067	5,213
		7,407,413
Real estate 5.85%
Crown Castle International Corp. REIT	10,788,488	1,616,547
Digital Realty Trust, Inc. REIT	9,999,000	1,229,777
Gaming and Leisure Properties, Inc. REIT2	13,953,000	659,349
Iron Mountain Inc. REIT2	17,646,200	557,796
Prologis, Inc. REIT	5,105,000	474,152
Simon Property Group, Inc. REIT	2,991,000	398,252
Public Storage REIT	1,618,500	362,156
Camden Property Trust REIT	2,325,785	261,488
American Tower Corp. REIT	1,007,173	233,402
Brookfield Property Partners LP	11,940,000	221,248
Lamar Advertising Co. REIT, Class A	2,353,322	218,412
Link Real Estate Investment Trust REIT1	19,651,812	198,140
Vornado Realty Trust REIT, Shares of Beneficial Interest	1,795,000	118,057
Extra Space Storage Inc. REIT	704,000	77,919
Redwood Trust, Inc. REIT	3,321,159	58,552
Longfor Group Holdings Ltd.1	6,019,500	25,367
MGM Growth Properties LLC REIT, Class A	352,327	11,253
		6,721,867
Utilities 5.55%
Enel SpA1	190,586,600	1,660,767
DTE Energy Co.	8,763,030	1,162,065
AES Corp.2	43,141,951	856,799
Brookfield Infrastructure Partners LP	13,691,617	745,311
Public Service Enterprise Group Inc.	12,068,354	714,447
Duke Energy Corp.	3,999,999	390,520
National Grid PLC1	25,150,000	334,885
NTPC Ltd.1	132,306,417	209,253
Guangdong Investment Ltd.1	71,500,000	144,601
ContourGlobal PLC1	32,857,500	83,259
Dominion Energy, Inc.	781,190	66,987
Vistra Energy Corp.	69,735	1,570
		6,370,464
Consumer discretionary 4.95%
Target Corp.	11,870,000	1,314,484
General Motors Co.	29,276,712	977,549
Home Depot, Inc.	3,031,500	691,485
Las Vegas Sands Corp.	8,996,000	587,529
Darden Restaurants, Inc.	4,340,149	505,323
Carnival Corp., units	11,138,400	484,855
Restaurant Brands International Inc.	3,821,000	233,119
Wynn Macau, Ltd.1	80,384,000	166,701
Industria de Diseño Textil, SA1	4,728,330	159,110
Domino’s Pizza Group PLC1,2	30,671,123	124,916
Sands China Ltd.1	25,097,800	121,255
Peugeot SA1	5,365,580	111,362
Nordstrom, Inc.	1,800,000	66,348
Kontoor Brands, Inc.	1,580,000	60,261
Dustin Group AB1	4,201,291	32,437

The Income Fund of America — Page 3 of 38

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Kindred Group PLC (SDR)1	5,840,535	$29,681
Nien Made Enterprise Co., Ltd.1	1,450,000	11,772
Thule Group AB1	315,000	7,448
		5,685,635
Energy 3.61%
Royal Dutch Shell PLC, Class B (ADR)	10,582,000	563,809
Royal Dutch Shell PLC, Class B1	11,234,147	295,795
Royal Dutch Shell PLC, Class A (ADR)	1,215	63
Chevron Corp.	6,031,500	646,215
BP PLC1	73,000,000	439,946
Exxon Mobil Corp.	5,716,000	355,078
Enbridge Inc.	7,173,920	291,763
Occidental Petroleum Corp.	6,800,000	270,096
Helmerich & Payne, Inc.	5,360,000	217,348
Apache Corp.	5,515,000	151,332
Inter Pipeline Ltd.	8,228,460	137,100
Keyera Corp.	5,190,000	135,417
Baker Hughes Co., Class A	5,500,000	119,130
ConocoPhillips	1,990,000	118,266
CNOOC Ltd.1	71,500,000	108,314
TOTAL SA1	1,782,500	86,862
Canadian Natural Resources, Ltd. (CAD denominated)	2,611,646	73,451
Rosneft Oil Co. PJSC (GDR)1	5,303,000	39,620
Weatherford International4	1,172,205	33,408
Rattler Midstream LP	2,166,666	32,695
Ascent Resources - Utica, LLC, Class A1,2,3,4,5	110,214,618	15,430
Tribune Resources, Inc.1,4	3,935,815	6,396
Jones Energy II, Inc., Class A1,4	93,524	1,315
McDermott International, Inc.4	11,639	1
White Star Petroleum Corp., Class A1,2,3,4,5	6,511,401	—6
		4,138,850
Materials 3.24%
LyondellBasell Industries NV	8,986,000	699,650
BHP Group PLC1	28,000,000	613,278
Air Products and Chemicals, Inc.	1,754,971	418,929
Dow Inc.	7,997,833	368,460
Rio Tinto PLC1	6,785,000	365,643
BASF SE1	4,200,000	284,953
WestRock Co.	5,867,832	228,845
Fortescue Metals Group Ltd.1	28,103,885	210,577
CF Industries Holdings, Inc.	5,150,000	207,442
Packaging Corp. of America	1,937,582	185,524
Akzo Nobel NV1	944,000	89,095
Vale SA, ordinary nominative	3,180,000	37,327
Hexion Holdings Corp., Class B4	320,375	4,165
		3,713,888
Communication services 2.44%
Verizon Communications Inc.	25,974,000	1,543,895
Koninklijke KPN NV1	148,781,145	417,700
Advanced Info Service PCL, foreign registered1	33,110,000	215,313
Interpublic Group of Companies, Inc.	8,993,000	204,141
Shaw Communications Inc., Class B, nonvoting shares	9,226,381	180,289

The Income Fund of America — Page 4 of 38

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
SK Telecom Co., Ltd.1	599,000	$115,220
HKBN Ltd.1,2	66,072,000	114,782
Cumulus Media Inc., Class A4	217,442	3,044
iHeartMedia, Inc., Class A4	64,955	1,148
Clear Channel Outdoor Holdings, Inc.4	152,827	417
Adelphia Recovery Trust, Series ACC-11,3,4	9,913,675	5
		2,795,954
Total common stocks (cost: $56,126,669,000)		77,945,843
Preferred securities 0.27% Financials 0.20%
Citigroup Inc., 7.681% preferred shares	2,368,637	66,748
Citigroup Inc., Series K, noncumulative, preferred depositary shares	2,145,767	62,356
PNC Financial Services Group, Inc., Series P, noncumulative, preferred depositary shares	2,000,000	54,960
Goldman Sachs Group, Inc., Series J, 5.50% preferred depositary shares	1,200,000	32,316
Wells Fargo & Co., Series Q, Class A, 5.85% noncumulative, preferred depositary shares	555,913	15,110
		231,490
Information technology 0.07%
Samsung Electronics Co., Ltd., nonvoting preferred shares1	2,015,000	79,486
Consumer discretionary 0.00%
Neiman Marcus Group, Inc., preferred shares4,7	1,683,792	1,532
Total preferred securities (cost: $283,705,000)		312,508
Rights & warrants 0.00% Energy 0.00%
Sable Permian Resources, LLC, warrants, expire 20241,3,4,7	59,285	3,102
Tribune Resources, Inc., Class A, warrants, expire 20231,3,4	1,778,694	20
Tribune Resources, Inc., Class B, warrants, expire 20231,3,4	1,383,428	9
Tribune Resources, Inc., Class C, warrants, expire 20231,3,4	948,600	4
Ultra Petroleum Corp., warrants, expire 20254	499,240	18
		3,153
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20231,3,4	328,867	—6
Total rights & warrants (cost: $14,561,000)		3,153
Convertible stocks 0.45% Health care 0.16%
Danaher Corp., Series A, cumulative convertible preferred, 4.75% 2022	150,000	183,171
Information technology 0.15%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	150,000	172,290

The Income Fund of America — Page 5 of 38

unaudited

Convertible stocks (continued) Real estate 0.05%	Shares	Value (000)
Crown Castle International Corp. REIT, Series A, convertible preferred, 6.875% 2020	44,500	$59,223
Utilities 0.04%
DTE Energy Co., units, convertible preferred, 6.25% 2022	902,600	46,276
Consumer staples 0.03%
Bunge Ltd., convertible preferred, 4.875%	322,700	33,341
Industrials 0.02%
Associated Materials, LLC, convertible preferred, 14.00% 20201,3	23,150	23,073
Total convertible stocks (cost: $446,096,000)		517,374
Convertible bonds 0.00% Communication services 0.00%	Principal amount (000)
DISH DBS Corp., convertible notes, 3.375% 2026	$ 4,900	4,769
Gogo Inc., convertible notes, 6.00% 2022	399	440
Total convertible bonds (cost: $5,757,000)		5,209
Bonds, notes & other debt instruments 25.68% Corporate bonds & notes 11.31% Health care 1.81%
Abbott Laboratories 3.75% 2026	3,539	3,932
AbbVie Inc. 2.30% 2021	14,335	14,432
AbbVie Inc. 2.60% 20247	6,000	6,136
AbbVie Inc. 2.95% 20267	2,890	2,988
AbbVie Inc. 4.30% 2036	1,003	1,123
AbbVie Inc. 4.05% 20397	21,000	22,944
AbbVie Inc. 4.45% 2046	9,328	10,470
AbbVie Inc. 4.25% 20497	24,230	26,302
Allergan PLC 3.00% 2020	7,065	7,067
Allergan PLC 3.45% 2022	21,443	22,081
Allergan PLC 3.80% 2025	8,935	9,602
Allergan PLC 4.55% 2035	6,750	7,777
Allergan PLC 4.75% 2045	4,403	5,104
Allergan, Inc. 5.00% 20217	3,809	3,994
Anthem, Inc. 2.375% 2025	2,046	2,080
AstraZeneca PLC 3.375% 2025	4,500	4,848
AstraZeneca PLC 4.00% 2029	2,700	3,075
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 5.395% 20268,9	21,315	21,058
Avantor, Inc. 6.00% 20247	11,675	12,429
Bausch Health Cos. Inc. 5.00% 20287	11,745	11,921
Bausch Health Cos. Inc. 7.00% 20287	9,470	10,275
Bausch Health Cos. Inc. 5.25% 20307	7,700	7,864
Bayer US Finance II LLC 3.875% 20237	11,375	12,158
Bayer US Finance II LLC 4.25% 20257	20,143	22,248
Bayer US Finance II LLC 4.40% 20447	13,090	14,295
Becton, Dickinson and Co. 3.70% 2027	3,554	3,866
Boston Scientific Corp. 3.85% 2025	2,543	2,778

The Income Fund of America — Page 6 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 2.90% 20247	$830	$869
Centene Corp. 4.75% 2022	34,758	35,429
Centene Corp. 6.125% 2024	4,550	4,704
Centene Corp. 4.75% 20257	18,750	19,414
Centene Corp. 4.75% 2025	14,670	15,190
Centene Corp. 5.25% 20257	1,000	1,040
Centene Corp. 5.375% 20267	6,740	7,182
Centene Corp. 4.25% 20277	45,695	47,836
Centene Corp. 4.625% 20297	48,505	52,296
Charles River Laboratories International, Inc. 5.50% 20267	11,360	12,111
Charles River Laboratories International, Inc. 4.25% 20287	13,815	14,042
Cigna Corp. 4.80% 2038	3,830	4,604
Community Health Systems Inc. 5.125% 2021	5,175	5,191
CVS Health Corp. 4.30% 2028	4,310	4,785
DaVita HealthCare Partners Inc. 5.00% 2025	8,400	8,627
Eagle Holding Co. II, LLC 7.625% 20227,10	1,600	1,620
Eagle Holding Co. II, LLC 7.75% 20227,10	7,560	7,649
Eli Lilly and Co. 3.375% 2029	3,330	3,657
Encompass Health Corp. 4.50% 2028	13,326	13,751
Encompass Health Corp. 4.75% 2030	8,420	8,772
Endo International PLC 5.75% 20227	31,706	25,840
Endo International PLC 6.00% 20237	6,384	4,900
Endo International PLC 6.00% 20257,11	53,295	37,057
GlaxoSmithKline PLC 3.00% 2024	3,865	4,064
GlaxoSmithKline PLC 3.625% 2025	5,915	6,437
HCA Inc. 5.875% 2023	15,390	16,955
HCA Inc. 5.375% 2026	6,680	7,532
HCA Inc. 5.875% 2026	13,870	15,942
HCA Inc. 5.625% 2028	15,390	17,824
HealthSouth Corp. 5.75% 2024	6,235	6,324
HealthSouth Corp. 5.75% 2025	15,197	15,849
IMS Health Holdings, Inc. 5.00% 20267	24,700	25,900
Iqvia Inc. 5.00% 20277	8,320	8,797
Jaguar Holding Co. 6.375% 20237	13,140	13,534
Kinetic Concepts, Inc. 12.50% 20217	5,130	5,261
Mallinckrodt PLC 4.875% 20207	116,555	93,907
Mallinckrodt PLC 5.75% 20227	8,595	3,997
Molina Healthcare, Inc. 5.375% 2022	66,235	70,251
Molina Healthcare, Inc. 4.875% 20257	23,879	24,426
Mylan Laboratories Inc. 3.15% 2021	4,403	4,474
NVA Holdings Inc. 6.875% 20267	6,650	7,182
Owens & Minor, Inc. 3.875% 2021	35,786	34,430
Owens & Minor, Inc. 4.375% 2024	11,524	8,907
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.281% 20258,9	7,368	6,583
Par Pharmaceutical Cos. Inc. 7.50% 20277	29,895	30,494
PAREXEL International Corp. 6.375% 20257	12,305	12,151
Pfizer Inc. 3.45% 2029	9,000	9,933
Prestige Brands International Inc. 6.375% 20247	2,570	2,656
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.01% 2023 (100% PIK)1,2,3,8,9,10	23,831	24,069
Select Medical Holdings Corp. 6.25% 20267	13,853	14,970
Shire PLC 2.40% 2021	11,086	11,188
Shire PLC 2.875% 2023	4,425	4,555
Sotera Health Holdings LLC, Term Loan, (3-months USD-LIBOR + 4.50%) 6.145% 20268,9	10,615	10,668
Sterigenics-Nordion Holdings, LLC, Term Loan B, 4.771% 20228,9	14,200	14,262

The Income Fund of America — Page 7 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Surgery Center Holdings 10.00% 20277	$15,305	$17,133
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	12,910	14,032
Team Health Holdings, Inc. 6.375% 20257	44,390	26,210
Team Health Holdings, Inc., Term Loan B, 4.395% 20248,9	1,711	1,370
Tenet Healthcare Corp. 8.125% 2022	6,400	7,004
Tenet Healthcare Corp. 4.625% 2024	29,166	29,956
Tenet Healthcare Corp. 4.875% 20267	82,715	86,127
Tenet Healthcare Corp. 5.125% 20277	1,360	1,433
Tenet Healthcare Corp. 6.25% 20277	3,000	3,177
Teva Pharmaceutical Finance Co. BV 2.20% 2021	583	575
Teva Pharmaceutical Finance Co. BV 2.80% 2023	155,797	145,190
Teva Pharmaceutical Finance Co. BV 6.00% 2024	100,417	102,384
Teva Pharmaceutical Finance Co. BV 7.125% 20257	30,880	32,566
Teva Pharmaceutical Finance Co. BV 3.15% 2026	45,395	38,868
Teva Pharmaceutical Finance Co. BV 6.75% 2028	192,275	200,610
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	51,142
UnitedHealth Group Inc. 4.45% 2048	5,000	6,094
Valeant Pharmaceuticals International, Inc. 5.875% 20237	1,183	1,194
Valeant Pharmaceuticals International, Inc. 5.50% 20257	13,550	14,064
Valeant Pharmaceuticals International, Inc. 6.125% 20257	100,637	103,727
Valeant Pharmaceuticals International, Inc. 9.00% 20257	16,475	18,637
Valeant Pharmaceuticals International, Inc. 9.25% 20267	13,195	15,083
Valeant Pharmaceuticals International, Inc. 8.50% 20277	5,175	5,864
Vizient Inc. 6.25% 20277	590	638
Zimmer Holdings, Inc. 3.15% 2022	9,455	9,689
		2,075,702
Financials 1.64%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,501
ACE INA Holdings Inc. 2.875% 2022	765	788
ACE INA Holdings Inc. 3.35% 2026	765	829
Advisor Group Holdings, LLC 6.25% 20287	8,185	8,185
AG Merger Sub II, Inc. 10.75% 20277	19,390	20,609
Alliant Holdings Intermediate, LLC 6.75% 20277	19,786	20,861
Ally Financial Inc. 4.25% 2021	21,955	22,517
Ally Financial Inc. 8.00% 2031	13,370	18,884
Ally Financial Inc. 8.00% 2031	4,276	6,024
AssuredPartners, Inc. 8.00% 20277	13,020	13,838
AXA Equitable Holdings, Inc. 5.00% 2048	4,400	5,071
Bank of America Corp. 5.00% 2021	3,500	3,644
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)11	10,000	10,472
Berkshire Hathaway Finance Corp. 4.20% 2048	9,020	10,957
BNP Paribas 3.50% 20237	14,025	14,663
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)7,11	5,750	5,897
BNP Paribas 3.375% 20257	22,125	23,367
CIT Group Inc. 4.125% 2021	4,375	4,453
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)11	13,295	14,199
CME Group Inc. 3.75% 2028	6,875	7,745
Compass Diversified Holdings 8.00% 20267	24,133	26,344
Credit Suisse Group AG 2.75% 2020	18,000	18,025
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)7,11	4,750	4,873
Credit Suisse Group AG 3.80% 2023	14,925	15,776
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)7,11	5,600	5,693
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)7,11	1,975	2,154

The Income Fund of America — Page 8 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 2.00% 20217	$4,130	$4,132
Danske Bank AS 2.70% 20227	6,615	6,714
Danske Bank AS 3.875% 20237	9,604	10,110
Deutsche Bank AG 2.70% 2020	20,000	20,040
Deutsche Bank AG 3.15% 2021	7,482	7,548
Deutsche Bank AG 3.375% 2021	1,825	1,849
Deutsche Bank AG 4.25% 2021	29,900	30,467
Deutsche Bank AG 4.25% 2021	725	747
Deutsche Bank AG 5.00% 2022	3,875	4,058
Deutsche Bank AG 3.95% 2023	6,175	6,413
Deutsche Bank AG 3.70% 2024	10,275	10,647
Deutsche Bank AG 3.70% 2024	4,325	4,485
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)11	78,005	81,599
Deutsche Bank AG 4.10% 2026	32,650	34,013
Fairstone Financial Inc. 7.875% 20247	16,201	17,565
Ford Motor Credit Co. 5.085% 2021	1,565	1,607
Ford Motor Credit Co. 3.087% 2023	74,404	75,065
Ford Motor Credit Co. 3.81% 2024	2,502	2,565
Ford Motor Credit Co. 4.063% 2024	10,000	10,324
Ford Motor Credit Co. 5.584% 2024	7,000	7,636
Ford Motor Credit Co. 4.271% 2027	25,000	25,428
FS Energy and Power Fund 7.50% 20237	24,225	25,003
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,517
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)11	10,904	11,155
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)11	8,000	8,692
Groupe BPCE SA 5.70% 20237	21,170	23,633
Groupe BPCE SA 5.15% 20247	12,085	13,449
HSBC Holdings PLC 4.25% 2024	9,000	9,681
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)11	5,750	6,573
HUB International Ltd. 7.00% 20267	24,531	25,328
HUB International Ltd., Term Loan B, (1-month USD-LIBOR + 4.00%) 5.903% 20258,9	6,000	6,047
Icahn Enterprises Finance Corp. 6.25% 2022	22,275	22,705
Icahn Enterprises Finance Corp. 5.25% 20277	8,205	8,246
Intesa Sanpaolo SpA 6.50% 20217	3,600	3,769
Intesa Sanpaolo SpA 3.125% 20227	11,300	11,530
Intesa Sanpaolo SpA 3.375% 20237	7,150	7,361
Intesa Sanpaolo SpA 5.017% 20247	149,555	159,341
Intesa Sanpaolo SpA 5.71% 20267	43,165	48,014
Intesa Sanpaolo SpA 3.875% 20277	9,300	9,654
Intesa Sanpaolo SpA 3.875% 20287	3,400	3,536
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)11	5,400	5,677
JPMorgan Chase & Co., Series I, junior subordinated, 5.24% (3-month USD-LIBOR + 3.47% on 1/30/2020)11	36,549	36,832
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)11	30,000	30,219
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)11	25,901	29,218
Ladder Capital Corp. 4.25% 20277	10,834	10,820
Liberty Mutual Group Inc. 4.25% 20237	971	1,041
Liberty Mutual Group Inc. 4.569% 20297	3,429	3,956
Lloyds Banking Group PLC 4.05% 2023	6,000	6,401
Lloyds Banking Group PLC 4.582% 2025	7,000	7,707
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)11	5,600	5,637
Lloyds Banking Group PLC 4.375% 2028	3,950	4,464
LPL Financial Holdings Inc. 4.625% 20277	28,350	28,917
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)11	15,625	18,039

The Income Fund of America — Page 9 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI Inc. 5.375% 20277	$10,775	$11,702
MSCI Inc. 4.00% 20297	28,025	28,672
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	3,520	3,960
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.184% 20247,9	8,150	8,154
Navient Corp. 6.50% 2022	10,790	11,491
Navient Corp. 5.50% 2023	38,680	40,517
Navient Corp. 7.25% 2023	2,700	2,990
Navient Corp. 6.125% 2024	29,925	31,954
Navient Corp. 5.00% 2027	11,640	11,640
Navient Corp. 5.625% 2033	4,090	3,721
Owl Rock Capital Corp. 4.625% 20247	8,600	8,835
Owl Rock Capital Corp. 3.75% 2025	10,280	10,419
PNC Financial Services Group, Inc. 2.854% 202211	8,395	8,655
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,233
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)11	10,250	10,923
Prudential Financial, Inc. 3.50% 2024	9,000	9,690
Prudential Financial, Inc. 4.35% 2050	7,000	8,267
Prudential Financial, Inc., junior subordinated, 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)11	1,850	2,004
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)11	4,000	4,629
Rabobank Nederland 2.75% 2022	2,825	2,884
Rabobank Nederland 4.375% 2025	9,000	9,916
Royal Bank of Canada 3.20% 2021	5,000	5,102
Royal Bank of Canada 1.95% 2023	3,542	3,567
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)11	8,825	9,998
Santander Holdings USA, Inc. 4.45% 2021	8,500	8,873
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,845
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,921
Santander Holdings USA, Inc. 3.50% 2024	11,250	11,746
Springleaf Finance Corp. 6.125% 2024	22,825	24,822
Starwood Property Trust, Inc. 5.00% 2021	10,070	10,344
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)7,11	3,800	4,332
Synchrony Financial 2.85% 2022	7,075	7,216
Synchrony Financial 4.375% 2024	5,095	5,477
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 8.41% 20268,9	28,500	28,660
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 6.945% 20268,9	6,700	6,114
U.S. Bancorp 3.70% 2024	10,000	10,750
U.S. Bancorp 2.375% 2026	6,000	6,156
UBS Group AG 4.125% 20257	4,425	4,889
UniCredit SpA 3.75% 20227	23,958	24,686
UniCredit SpA 6.572% 20227	39,195	42,206
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)7,11	26,700	28,684
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)7,11	23,690	28,027
Wells Fargo & Co. 4.60% 2021	25,000	25,835
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)11	281	304
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)11	2,175	2,249
Wells Fargo & Co., Series K, junior subordinated, 5.664% (3-month USD-LIBOR + 3.77% on 3/16/2020)11	46,489	46,840
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)7,11	7,000	7,053
		1,879,495

The Income Fund of America — Page 10 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 1.41%	Principal amount (000)	Value (000)
Altice Finco SA 8.125% 20247	$1,950	$2,007
Altice NV 6.625% 20237	9,005	9,181
Altice NV 7.50% 20267	10,350	11,080
Altice SA 7.625% 20257	28,450	29,651
AMC Networks Inc. 5.00% 2024	1,725	1,764
AMC Networks Inc. 4.75% 2025	8,625	8,726
British Telecommunications PLC 9.625% 203011	4,011	6,299
Cablevision Systems Corp. 6.75% 2021	37,667	40,624
Cablevision Systems Corp. 5.375% 20287	8,500	9,030
CBS Corp. 7.25% 20247	7,890	8,317
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	5,010
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20237	10,375	10,561
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20247	3,000	3,103
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20267	36,825	38,710
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20277	26,625	27,872
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20287	13,250	13,902
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 20307	28,552	29,408
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,948	7,138
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	8,072	9,040
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	8,000	8,646
CenturyLink, Inc. 6.75% 2023	33,275	36,963
CenturyLink, Inc. 7.50% 2024	5,800	6,556
CenturyLink, Inc. 5.125% 20267	8,175	8,400
CenturyLink, Inc. 4.00% 20277	39,213	39,490
CenturyLink, Inc. 7.65% 2042	6,000	6,526
CenturyLink, Inc., Series T, 5.80% 2022	10,350	10,928
Cinemark USA, Inc. 4.875% 2023	3,675	3,730
Clear Channel Worldwide Holdings, Inc. 9.25% 20247	15,589	17,005
Comcast Corp. 3.95% 2025	3,170	3,508
Comcast Corp. 6.45% 2037	25,000	36,270
Comcast Corp. 4.60% 2038	9,000	11,134
Cumulus Media New Holdings Inc., 6.75% 20267	2,950	3,107
Deutsche Telekom AG 3.625% 20507	8,950	9,266
Deutsche Telekom International Finance BV 9.25% 2032	13,620	22,168
Diamond Sports Group LLC 5.375% 20267	10,237	10,216
Diamond Sports Group LLC 6.625% 20277	12,455	11,668
Embarq Corp. 7.995% 2036	15,225	16,949
Entercom Media Corp. 6.50% 20277	8,310	8,919
Fox Corp. 4.03% 20247	1,120	1,206
France Télécom 4.125% 2021	15,000	15,611
France Télécom 9.00% 203111	5,721	9,082
Frontier Communications Corp. 11.00% 2025	124,540	57,911
Frontier Communications Corp. 8.00% 20277	25,375	26,533
Gogo Inc. 9.875% 20247	84,145	90,635
Gray Television, Inc. 7.00% 20277	4,350	4,744
iHeartCommunications, Inc. 6.375% 2026	368	398
iHeartCommunications, Inc. 5.25% 20277	14,118	14,744
iHeartCommunications, Inc. 8.375% 2027	666	726
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 4.00%) 5.781% 20268,9	1,038	1,042
Inmarsat PLC 4.875% 20227	17,090	17,336
Inmarsat PLC 6.75% 20267	16,700	17,702
Intelsat Jackson Holding Co. 5.50% 2023	9,695	7,946
Intelsat Jackson Holding Co. 8.00% 20247	12,125	12,433
Intelsat Jackson Holding Co. 8.50% 20247	43,275	36,658

The Income Fund of America — Page 11 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co., Term Loan B3, 5.682% 20238,9	$3,000	$2,991
Intelsat Jackson Holding Co., Term Loan, 6.625% 20248	23,750	24,091
Lamar Media Corp. 5.75% 2026	8,229	8,687
Lamar Media Corp. 3.75% 20287	1,675	1,690
Liberty Global PLC 5.50% 20287	7,975	8,309
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)8,9,10	24,369	12,306
Live Nation Entertainment, Inc. 4.875% 20247	12,445	12,894
Live Nation Entertainment, Inc. 5.625% 20267	1,000	1,068
Live Nation Entertainment, Inc. 4.75% 20277	15,199	15,665
Match Group, Inc. 5.00% 20277	11,520	12,129
MDC Partners Inc. 6.50% 20247	17,803	16,156
Meredith Corp. 6.875% 2026	16,601	17,131
Myriad International Holdings 6.00% 20207	45,655	46,370
Myriad International Holdings 6.00% 2020	25,705	26,107
Myriad International Holdings 5.50% 2025	6,140	6,891
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%7	31,885	32,914
Neptune Finco Corp. (Altice NV) 6.625% 20257	4,600	4,868
Netflix, Inc. 4.875% 20307	16,720	17,472
Nexstar Broadcasting, Inc. 5.625% 20247	3,150	3,283
Nexstar Escrow Corp. 5.625% 20277	6,510	6,872
Numericable Group SA 7.375% 20267	24,925	26,561
Orange SA 5.50% 2044	3,000	4,189
OUTFRONT Media Cap LLC 5.00% 20277	8,265	8,672
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,141
Sirius XM Radio Inc. 3.875% 20227	16,600	16,852
Sirius XM Radio Inc. 4.625% 20237	5,975	6,040
Sirius XM Radio Inc. 4.625% 20247	14,980	15,564
Sirius XM Radio Inc. 5.00% 20277	13,065	13,742
SoftBank Group Corp. 3.36% 20237	15,947	16,096
Sprint Corp. 7.00% 2020	2,000	2,038
Sprint Corp. 7.25% 2021	3,225	3,388
Sprint Corp. 11.50% 2021	5,880	6,567
Sprint Corp. 7.625% 2026	19,270	20,147
Sprint Corp. 6.875% 2028	54,625	55,682
Sprint Corp. 8.75% 2032	32,883	36,479
TEGNA Inc. 4.625% 20287	17,724	17,846
Tencent Holdings Ltd. 3.28% 20247	7,000	7,324
Time Warner Cable Inc. 5.00% 2020	35,000	35,000
T-Mobile US, Inc. 4.00% 2022	2,700	2,781
T-Mobile US, Inc. 6.50% 2026	22,366	23,894
Trilogy International Partners, LLC 8.875% 20227	50,280	46,399
Twitter, Inc. 3.875% 20277	5,085	5,104
Univision Communications Inc. 5.125% 20237	33,991	34,203
Verizon Communications Inc. 4.50% 2033	10,000	12,062
Vodafone Group PLC 4.25% 2050	7,275	7,958
Warner Music Group 5.00% 20237	5,320	5,442
Warner Music Group 5.50% 20267	12,488	13,179
Ziggo Bond Finance BV 5.50% 20277	27,725	29,440
		1,612,263
Energy 1.35%
American Energy-Permian Basin, LLC/AEPB Finance Corp. 12.00% 20247	11,484	7,924
Apache Corp. 4.375% 2028	5,000	5,325
Apache Corp. 4.25% 2030	4,870	5,154

The Income Fund of America — Page 12 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Apache Corp. 4.75% 2043	$4,600	$4,508
Apache Corp. 4.25% 2044	4,600	4,257
Apache Corp. 5.35% 2049	6,900	7,345
Ascent Resources - Utica LLC 10.00% 20222,7	2,705	2,658
Ascent Resources - Utica LLC 7.00% 20262,7	5,715	4,074
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.158% 20238,9	5,100	4,819
BP Capital Markets PLC 4.234% 2028	3,935	4,511
Bruin E&P Partners, LLC 8.875% 20237	1,555	1,023
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 6.40% 20228,9	5,750	5,250
Canadian Natural Resources Ltd. 2.95% 2023	7,155	7,357
Carrizo Oil & Gas Inc. 6.25% 2023	22,591	22,704
Cenovus Energy Inc. 3.80% 2023	16,165	16,932
Cenovus Energy Inc. 4.25% 2027	13,135	14,046
Cenovus Energy Inc. 5.40% 2047	4,053	4,625
Centennial Resource Production, LLC 6.875% 20277	2,615	2,593
Cheniere Energy Partners, LP 4.50% 20297	20,371	20,765
Cheniere Energy, Inc. 7.00% 2024	7,015	8,138
Cheniere Energy, Inc. 5.125% 2027	46,350	51,731
Cheniere Energy, Inc. 3.70% 20297	5,701	5,928
Chesapeake Energy Corp. 4.875% 2022	28,085	20,019
Chesapeake Energy Corp. 5.75% 2023	290	175
Chesapeake Energy Corp. 11.50% 20257	22,002	17,760
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 9.928% 20248,9	7,905	7,915
Comstock Resources, Inc. 9.75% 2026	19,450	15,898
Concho Resources Inc. 4.30% 2028	7,440	8,143
CONSOL Energy Inc. 5.875% 2022	71,535	70,820
Convey Park Energy LLC 7.50% 20257	5,555	4,391
DCP Midstream Operating LP 4.95% 2022	13,065	13,526
Denbury Resources Inc. 9.00% 20217	5,050	4,758
Diamond Offshore Drilling, Inc. 7.875% 2025	2,650	2,170
Diamond Offshore Drilling, Inc. 4.875% 2043	52,991	26,148
Diamondback Energy, Inc. 3.25% 2026	16,657	17,019
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	36,248
Enbridge Energy Partners, LP 5.875% 2025	2,545	3,025
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,484
Enbridge Energy Partners, LP 7.375% 2045	18,914	29,140
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	8,977
Enbridge Inc. 4.00% 2023	5,830	6,208
Energy Transfer Partners, LP 4.15% 2020	5,000	5,054
Energy Transfer Partners, LP 4.50% 2024	2,170	2,332
Energy Transfer Partners, LP 2.90% 2025	9,203	9,311
Energy Transfer Partners, LP 4.75% 2026	8,000	8,766
Energy Transfer Partners, LP 4.00% 2027	5,586	5,863
Energy Transfer Partners, LP 4.20% 2027	7,263	7,749
Energy Transfer Partners, LP 4.95% 2028	9,400	10,463
Energy Transfer Partners, LP 3.75% 2030	16,115	16,480
Energy Transfer Partners, LP 6.125% 2045	7,449	8,639
Energy Transfer Partners, LP 5.30% 2047	8,944	9,500
Energy Transfer Partners, LP 5.40% 2047	14,364	15,597
Energy Transfer Partners, LP 6.00% 2048	8,153	9,425
Energy Transfer Partners, LP 6.25% 2049	5,891	6,996
Energy Transfer Partners, LP 5.00% 2050	23,000	23,659
EOG Resources, Inc. 4.15% 2026	3,830	4,250
EQT Corp. 3.00% 2022	30,175	29,072

The Income Fund of America — Page 13 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 6.125% 2025	$35,000	$31,858
Equinor ASA 3.625% 2028	5,265	5,909
Equinor ASA 3.25% 2049	7,583	8,042
Extraction Oil & Gas, Inc. 7.375% 20247	2,360	1,175
Extraction Oil & Gas, Inc. 5.625% 20267	18,300	9,019
Exxon Mobil Corp. 2.44% 2029	8,797	9,045
Genesis Energy, LP 6.50% 2025	10,650	10,464
Global Partners LP/GLP Finance Corp. 7.00% 2023	1,680	1,727
Hess Midstream Partners LP 5.125% 20287	5,185	5,373
Jonah Energy LLC 7.25% 20257	15,680	4,351
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	22,245
Kinder Morgan, Inc. 4.30% 2028	20,098	22,214
Matador Resources Co. 5.875% 2026	3,265	3,204
McDermott International, Inc. 10.625% 20247,12	14,455	1,920
Murphy Oil Corp. 5.875% 2027	10,460	10,735
Nabors Industries Inc. 5.75% 2025	2,625	2,160
NGL Energy Partners LP 7.50% 2023	11,770	11,766
NGL Energy Partners LP 6.125% 2025	29,210	27,689
Noble Corp. PLC 7.95% 202511	14,840	7,315
Noble Corp. PLC 8.95% 204511	8,935	3,753
Noble Energy, Inc. 3.25% 2029	6,496	6,554
NuStar Logistics, LP 6.00% 2026	11,725	12,359
Oasis Petroleum Inc. 6.875% 2022	21,045	20,256
Oasis Petroleum Inc. 6.875% 2023	10,680	10,129
Oasis Petroleum Inc. 6.25% 20267	1,730	1,323
Occidental Petroleum Corp. 2.90% 2024	3,035	3,104
Occidental Petroleum Corp. 3.20% 2026	920	950
Occidental Petroleum Corp. 3.50% 2029	15,490	16,006
Occidental Petroleum Corp. 6.45% 2036	1,095	1,371
Occidental Petroleum Corp. 6.60% 2046	2,000	2,666
Peabody Energy Corp. 6.00% 20227	17,925	16,670
Petróleos Mexicanos 6.875% 2026	73,974	83,653
Petróleos Mexicanos 6.50% 2027	70,694	76,846
Pioneer Natural Resources Co. 3.45% 2021	5,580	5,654
QEP Resources, Inc. 5.375% 2022	845	849
QEP Resources, Inc. 5.25% 2023	2,325	2,238
QEP Resources, Inc. 5.625% 2026	8,193	7,328
Range Resources Corp. 5.00% 2023	1,230	1,061
Range Resources Corp. 4.875% 2025	2,375	1,852
Ras Laffan Liquefied Natural Gas II 5.298% 20207	2,037	2,066
Sabine Pass Liquefaction, LLC 5.625% 202311	9,500	10,398
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	11,269
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	7,336
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,440
Sanchez Energy Corp. 7.25% 20237,12	5,374	3,349
Sanchez Energy Corp., Term Loan, 7.25% 20201,3,8	626	626
Sanchez Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 10.176% 20201,3,8,9	692	692
Saudi Arabian Oil Co. 2.875% 20247	10,672	10,977
Saudi Arabian Oil Co. 3.50% 20297	37,378	39,676
Shell International Finance BV 3.50% 2023	3,725	3,966
SM Energy Co. 5.625% 2025	4,470	4,058
SM Energy Co. 6.75% 2026	880	802
SM Energy Co. 6.625% 2027	3,875	3,516
Southwestern Energy Co. 6.20% 202511	14,035	11,719

The Income Fund of America — Page 14 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 7.50% 2026	$6,035	$5,053
Statoil ASA 2.75% 2021	3,085	3,156
Statoil ASA 3.25% 2024	850	907
Statoil ASA 4.25% 2041	3,000	3,628
Sunoco LP 4.875% 2023	1,800	1,852
Sunoco LP 5.50% 2026	1,665	1,718
Sunoco LP 6.00% 2027	12,160	12,857
Sunoco LP 5.875% 2028	12,700	13,547
Tapstone Energy Inc. 9.75% 20227,12	2,510	21
Targa Resources Partners LP 5.875% 2026	6,925	7,319
Targa Resources Partners LP 6.50% 2027	4,740	5,178
Targa Resources Partners LP 6.875% 2029	9,385	10,365
Targa Resources Partners LP 5.50% 20307	18,125	18,716
Teekay Corp. 9.25% 20227	21,750	22,681
Teekay Offshore Partners LP 8.50% 20237	14,275	14,608
Total Capital International 3.455% 2029	6,120	6,751
Transocean Guardian Ltd. 5.875% 20247	9,661	9,890
Transocean Inc. 8.375% 202111	4,235	4,396
Transocean Inc. 9.00% 20237	9,702	10,454
Transocean Inc. 6.125% 20257	6,179	6,380
Transocean Poseidon Ltd. 6.875% 20277	8,235	8,625
Ultra Petroleum Corp. 11.00% 2024 (18.18% PIK)10	24,619	3,693
Valaris PLC 7.75% 2026	13,850	7,029
Valaris PLC 5.75% 2044	27,925	11,615
Valero Energy Corp. 4.00% 2029	6,000	6,494
Vine Oil & Gas LP 8.75% 20237	9,650	5,001
Weatherford International PLC 11.00% 20247	46,191	49,160
Western Midstream Operating, LP 3.10% 2025	1,628	1,639
Whiting Petroleum Corp. 6.25% 2023	1,406	988
Whiting Petroleum Corp. 6.625% 2026	3,890	2,188
Woodside Finance Ltd. 4.60% 20217	14,435	14,812
WPX Energy, Inc. 4.50% 2030	17,590	17,721
		1,550,812
Consumer discretionary 1.27%
Allied Universal Holdco LLC 6.625% 20267	14,500	15,443
Allied Universal Holdco LLC 9.75% 20277	21,000	22,466
Bayerische Motoren Werke AG 2.15% 20207	2,000	2,001
Boyd Gaming Corp. 4.75% 20277	28,450	29,143
Carnival Corp. 3.95% 2020	11,290	11,453
Cedar Fair, LP 5.25% 20297	6,275	6,632
Churchill Downs Inc. 4.75% 20287	23,700	24,455
Cirsa Gaming Corp. SA 7.875% 20237	1,770	1,869
DaimlerChrysler North America Holding Corp. 2.25% 20207	8,660	8,663
DaimlerChrysler North America Holding Corp. 3.40% 20227	2,525	2,600
DaimlerChrysler North America Holding Corp. 3.30% 20257	2,000	2,104
Extended Stay America Inc. 4.625% 20277	19,336	19,468
Ford Motor Credit Co. 2.343% 2020	16,295	16,340
Ford Motor Credit Co. 3.157% 2020	6,177	6,211
Ford Motor Credit Co. 3.20% 2021	10,990	11,084
Ford Motor Credit Co. 3.47% 2021	291	295
Ford Motor Credit Co. 3.813% 2021	10,071	10,281
Ford Motor Credit Co. 3.219% 2022	229	232
Ford Motor Credit Co. 3.339% 2022	25,724	26,098

The Income Fund of America — Page 15 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 5.596% 2022	$5,875	$6,202
Ford Motor Credit Co. 3.096% 2023	29,834	30,061
Ford Motor Credit Co. 4.375% 2023	13,136	13,777
Ford Motor Credit Co. 3.664% 2024	10,699	10,875
General Motors Co. 4.35% 2025	6,065	6,532
General Motors Co. 5.00% 2035	8,610	9,256
General Motors Co. 6.60% 2036	17,852	21,774
General Motors Co. 6.25% 2043	10,805	12,811
General Motors Co. 5.20% 2045	9,470	9,928
General Motors Co. 6.75% 2046	19,553	23,986
General Motors Co. 5.40% 2048	2,368	2,536
General Motors Co. 5.95% 2049	15,101	17,327
General Motors Financial Co. 3.45% 2022	12,345	12,682
General Motors Financial Co. 3.45% 2022	3,000	3,073
General Motors Financial Co. 3.55% 2022	8,518	8,806
General Motors Financial Co. 3.25% 2023	16,226	16,749
General Motors Financial Co. 3.50% 2024	9,404	9,747
General Motors Financial Co. 5.10% 2024	10,611	11,651
General Motors Financial Co. 4.00% 2026	2,000	2,118
Hanesbrands Inc. 4.625% 20247	16,350	17,161
Hanesbrands Inc. 4.875% 20267	23,457	24,761
Hilton Worldwide Holdings Inc. 4.875% 2030	16,185	17,153
Home Depot, Inc. 3.90% 2028	1,150	1,311
Home Depot, Inc. 2.95% 2029	10,700	11,418
Home Depot, Inc. 5.95% 2041	12,500	18,195
Home Depot, Inc. 4.50% 2048	601	761
Hyundai Capital America 3.45% 20217	21,325	21,643
Hyundai Capital America 3.75% 20217	5,000	5,120
Hyundai Capital America 2.85% 20227	8,235	8,389
Hyundai Capital America 3.10% 20227	9,720	9,928
Hyundai Capital America 3.25% 20227	11,817	12,158
Hyundai Capital America 3.95% 20227	8,000	8,285
Levi Strauss & Co. 5.00% 2025	5,700	5,896
Limited Brands, Inc. 6.625% 2021	15,000	15,775
Mattel, Inc. 6.75% 20257	12,825	13,782
Merlin Entertainment 5.75% 20267	6,910	7,569
MGM Resorts International 7.75% 2022	13,050	14,477
MGM Resorts International 6.00% 2023	10,385	11,416
MGM Resorts International 5.50% 2027	10,135	11,167
Neiman Marcus Group Ltd. LLC 8.00% 20247	10,913	3,574
Neiman Marcus Group Ltd. LLC 8.75% 20247	9,786	3,278
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)7,10	13,454	7,265
Neiman Marcus Group Ltd. LLC, Term Loan B, (3-month USD-LIBOR + 6.00%) 8.21% 2023 (12.18% PIK)8,9,10	11,848	10,071
Netflix, Inc. 4.375% 2026	9,750	10,265
Newell Rubbermaid Inc. 3.85% 2023	29,276	30,491
Newell Rubbermaid Inc. 4.20% 2026	43,867	45,871
Newell Rubbermaid Inc. 5.50% 2046	6,445	7,077
Nissan Motor Co., Ltd. 2.60% 20227	9,910	10,020
NMG Finco PLC 5.75% 20227	6,375	6,168
Panther BF Aggregator 2, LP 6.25% 20267	10,295	11,062
Panther BF Aggregator 2, LP 8.50% 20277	14,980	16,131
PetSmart, Inc. 7.125% 20237	74,190	74,097
PetSmart, Inc. 5.875% 20257	66,844	69,016
PetSmart, Inc. 8.875% 20257	91,915	94,672

The Income Fund of America — Page 16 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.67% 20228,9	$23,272	$22,991
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,515	1,542
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	28,190	29,235
Scientific Games Corp. 6.625% 2021	250	252
Scientific Games Corp. 8.25% 20267	35,440	38,519
Scientific Games Corp. 7.00% 20287	4,115	4,346
Scientific Games Corp. 7.25% 20297	7,745	8,321
Service Corp. International 5.375% 2024	9,727	9,987
Service Corp. International 5.125% 2029	12,755	13,606
Six Flags Entertainment Corp. 4.875% 20247	33,965	34,843
Staples, Inc. 7.50% 20267	54,320	55,747
Station Casinos LLC 4.50% 20287	10,250	10,260
Toyota Motor Credit Corp. 3.05% 2028	4,050	4,375
VICI Properties LP / VICI Note Co. Inc. 3.50% 20257	4,085	4,164
VICI Properties LP / VICI Note Co. Inc. 3.75% 20277	8,450	8,508
VICI Properties LP / VICI Note Co. Inc. 4.125% 20307	7,145	7,266
Volkswagen Group of America Finance, LLC 4.00% 20217	8,028	8,316
Volkswagen Group of America Finance, LLC 2.70% 20227	9,202	9,362
Volkswagen Group of America Finance, LLC 4.25% 20237	9,365	10,114
Volkswagen Group of America Finance, LLC 2.85% 20247	4,870	5,025
Volkswagen Group of America Finance, LLC 4.625% 20257	8,601	9,695
Volkswagen Group of America Finance, LLC 3.20% 20267	8,003	8,431
Volkswagen Group of America Finance, LLC 4.75% 20287	2,000	2,326
William Carter Co. 5.625% 20277	3,245	3,463
Wyndham Worldwide Corp. 5.375% 20267	14,745	15,461
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20237	20,188	20,870
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20277	11,675	12,127
Wynn Resorts Ltd. 5.125% 20297	17,819	18,521
		1,459,825
Materials 0.89%
Air Liquide SA 2.25% 20297	2,761	2,784
AK Steel Holding Corp. 7.625% 2021	15,000	15,100
AK Steel Holding Corp. 7.00% 2027	1,300	1,279
Ardagh Group SA 6.50% 20277,10	22,795	23,549
Ardagh Packaging Finance 6.00% 20257	5,725	5,997
Ardagh Packaging Finance 4.125% 20267	5,000	5,153
Axalta Coating Systems LLC 4.875% 20247	7,250	7,483
Ball Corp. 5.25% 2025	12,300	13,802
Berry Global Escrow Corp. 4.875% 20267	1,350	1,413
Berry Plastics Corp. 5.50% 2022	2,185	2,207
Braskem SA 4.50% 20307	10,000	10,090
BWAY Parent Co., Inc. 5.50% 20247	6,000	6,198
Carlyle Group LP 8.75% 20237,10	1,680	1,714
Cascades Inc. 5.125% 20267	17,550	18,164
Chemours Co. 6.625% 2023	25,145	24,806
Cleveland-Cliffs Inc. 4.875% 20247	30,050	30,263
Cleveland-Cliffs Inc. 5.75% 2025	38,706	37,642
Cleveland-Cliffs Inc. 5.875% 20277	51,245	47,368
CRH America, Inc. 5.125% 20457	1,000	1,250
Crown Holdings, Inc. 4.75% 2026	9,100	9,479
CVR Partners, LP 9.25% 20237	9,675	10,094
Dow Chemical Co. 4.55% 2025	5,309	5,971
Dow Chemical Co. 3.625% 2026	2,018	2,174

The Income Fund of America — Page 17 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 4.80% 2028	$3,000	$3,486
DowDuPont Inc. 4.493% 2025	2,165	2,420
DowDuPont Inc. 4.725% 2028	950	1,097
DowDuPont Inc. 5.419% 2048	500	625
First Quantum Minerals Ltd. 7.00% 20217	2,044	2,047
First Quantum Minerals Ltd. 7.25% 20227	11,675	11,725
First Quantum Minerals Ltd. 7.25% 20237	9,615	9,545
First Quantum Minerals Ltd. 6.50% 20247	26,091	25,188
First Quantum Minerals Ltd. 7.50% 20257	76,350	75,364
First Quantum Minerals Ltd. 6.875% 20267	23,575	22,676
Freeport-McMoRan Inc. 3.55% 2022	51,011	51,676
Freeport-McMoRan Inc. 3.875% 2023	9,945	10,165
FXI Holdings, Inc. 7.875% 20247	4,810	4,581
Greif, Inc. 6.50% 20277	6,085	6,564
H.I.G. Capital, LLC 6.75% 20247	5,180	4,999
Hexion Inc. 7.875% 20277	5,750	5,937
Holcim Ltd. 5.15% 20237	12,595	13,822
INEOS Group Holdings SA 5.625% 20247	15,135	15,551
International Paper Co. 7.30% 2039	5,615	8,159
LSB Industries, Inc. 9.625% 20237	21,955	23,117
LYB International Finance III, LLC 4.20% 2049	332	348
Mineral Resources Ltd. 8.125% 20277	7,150	7,828
Mosaic Co. 3.25% 2022	1,500	1,547
Nova Chemicals Corp. 5.25% 20277	11,475	11,697
Novelis Corp. 4.75% 20307	24,935	25,028
Nutrien Ltd. 5.00% 2049	850	1,056
OCI NV 5.25% 20247	23,255	24,069
Owens-Illinois, Inc. 5.875% 20237	21,820	23,366
Platform Specialty Products Corp. 5.875% 20257	16,338	16,928
Rayonier Advanced Materials Inc. 5.50% 20247	22,771	17,145
Reynolds Group Inc. 5.75% 2020	9,638	9,672
Reynolds Group Inc. 7.00% 20247	4,200	4,344
Ryerson Inc. 11.00% 20227	34,661	36,480
S.P.C.M. SA 4.875% 20257	11,750	12,161
Scotts Miracle-Gro Co. 4.50% 20297	22,490	23,306
Sealed Air Corp. 5.25% 20237	5,960	6,350
Sealed Air Corp. 4.00% 20277	19,239	19,383
Sherwin-Williams Co. 3.80% 2049	10,414	11,246
Silgan Holdings Inc. 4.125% 20287	20,020	19,950
Standard Industries Inc. 6.00% 20257	6,650	6,957
Starfruit US Holdco LLC 8.00% 20267	22,345	23,239
Summit Materials, Inc. 6.125% 2023	4,725	4,778
Summit Materials, Inc. 6.50% 20277	12,760	13,849
TPC Group Inc. 10.50% 20247	6,766	7,000
Trivium Packaging BV 5.50% 20267	8,212	8,669
Trivium Packaging BV 8.50% 20277	4,545	5,008
Tronox Ltd. 5.75% 20257	9,150	9,062
Tronox Ltd. 6.50% 20267	22,144	22,089
Univar Solutions USA Inc. 5.125% 20277	11,920	12,389
Venator Materials Corp. 5.75% 20257	41,900	38,443
Warrior Met Coal, Inc. 8.00% 20247	12,028	12,487
Westlake Chemical Corp. 5.00% 2046	1,045	1,175

The Income Fund of America — Page 18 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 4.375% 2047	$915	$961
Zekelman Industries Inc. 9.875% 20237	2,739	2,888
		1,023,622
Utilities 0.87%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20237	2,000	2,067
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20257	17,000	18,444
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20267	600	658
AEP Transmission Co. LLC 3.75% 2047	3,660	4,192
AES Corp. 4.00% 20212	2,450	2,484
AES Corp. 4.50% 20232	1,300	1,328
AES Corp. 4.875% 20232	4,685	4,753
AES Corp. 5.50% 20252	13,289	13,737
AES Corp. 6.00% 20262	11,995	12,662
AES Corp. 5.125% 20272	11,455	12,114
Ameren Corp. 2.50% 2024	1,939	1,973
American Electric Power Co., Inc. 2.95% 2022	12,065	12,461
American Electric Power Co., Inc. 3.20% 2027	19,761	20,880
American Electric Power Co., Inc. 4.30% 2028	4,659	5,312
AmeriGas Partners, LP 5.50% 2025	6,850	7,347
Avangrid, Inc. 3.80% 2029	12,000	13,086
Berkshire Hathaway Energy Co. 2.40% 2020	3,110	3,110
Calpine Corp. 5.125% 20287	17,855	17,810
Centerpoint Energy, Inc. 2.50% 2022	3,000	3,043
CenterPoint Energy, Inc. 3.85% 2024	4,000	4,276
CenterPoint Energy, Inc. 3.70% 2049	5,000	5,224
Colbun SA 4.50% 20247	1,500	1,600
Colbun SA 3.95% 20277	1,554	1,635
Commonwealth Edison Co. 4.00% 2048	5,225	6,150
Consolidated Edison Co. of New York, Inc. 4.50% 2058	8,390	10,725
Consumers Energy Co. 3.375% 2023	360	380
Consumers Energy Co. 3.125% 2024	2,520	2,660
Consumers Energy Co. 4.05% 2048	6,855	8,406
Dominion Resources, Inc., junior subordinated, 3.071% 202411	2,550	2,652
DTE Energy Co. 3.95% 2049	2,060	2,476
DTE Energy Co., Series C, 2.529% 20249	2,700	2,761
Duke Energy Indiana, Inc. 4.90% 2043	14,785	19,071
Duke Energy Indiana, Inc. 3.25% 2049	3,100	3,290
Duke Energy Progress Inc. 4.15% 2044	3,935	4,668
Duke Energy Progress, LLC 3.375% 2023	2,805	2,964
Edison International 2.40% 2022	9,692	9,727
Edison International 3.125% 2022	3,970	4,060
Edison International 2.95% 2023	450	461
Edison International 3.55% 2024	20,475	21,572
Edison International 5.75% 2027	3,340	3,863
Edison International 4.125% 2028	5,866	6,244
EDP Finance BV 5.25% 20217	20,300	20,947
EDP Finance BV 3.625% 20247	10,175	10,723
Electricité de France SA 4.75% 20357	8,250	10,053
Electricité de France SA 4.875% 20387	1,750	2,175
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)11	36,024	41,498
Empresa Nacional de Electricidad SA 4.25% 2024	900	955
Enel Società per Azioni 8.75% 20737,11	12,000	14,191
Entergy Louisiana, LLC 4.20% 2048	5,125	6,284

The Income Fund of America — Page 19 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Eversource Energy 3.80% 2023	$4,095	$4,353
Eversource Energy 4.25% 2029	4,849	5,548
Exelon Corp., junior subordinated, 3.497% 202211	17,585	18,135
FirstEnergy Corp. 3.90% 2027	20,532	22,502
FirstEnergy Corp. 3.50% 20287	2,500	2,697
FirstEnergy Corp., Series B, 4.25% 2023	31,465	33,542
Florida Power & Light Co. 3.15% 2049	3,950	4,198
Georgia Power Co., 3.70% 2050	6,200	6,752
Gulf Power Co. 3.30% 2027	1,831	1,955
Interstate Power and Light Co. 3.25% 2024	9,628	10,185
Israel Electric Corp. Ltd. 8.10% 20967	4,905	6,990
Jersey Central Power & Light Co. 4.30% 20267	925	1,029
Mississippi Power Co. 3.95% 2028	6,437	7,167
Mississippi Power Co. 4.25% 2042	7,500	8,546
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	6,269
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	12,801
New York State Electric & Gas Corp. 3.25% 20267	3,000	3,203
NGL Energy Partners LP 7.50% 20267	9,955	9,680
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co. 4.125% 2044	11,000	13,443
Northern States Power Co. 2.90% 2050	4,275	4,332
NRG Energy, Inc. 7.25% 2026	2,000	2,169
NV Energy, Inc. 6.25% 2020	920	953
Pacific Gas and Electric Co. 3.50% 202012	1,711	1,816
Pacific Gas and Electric Co. 2.45% 202212	2,500	2,651
Pacific Gas and Electric Co. 3.85% 202312	7,032	7,545
Pacific Gas and Electric Co. 4.25% 20237,12	20,167	22,192
Pacific Gas and Electric Co. 3.40% 202412	2,910	3,086
Pacific Gas and Electric Co. 3.75% 202412	3,532	3,781
Pacific Gas and Electric Co. 3.50% 202512	2,965	3,128
Pacific Gas and Electric Co. 2.95% 202612	2,200	2,261
Pacific Gas and Electric Co. 3.30% 202712	9,104	9,514
Pacific Gas and Electric Co. 4.65% 20287,12	9,056	10,531
PacifiCorp., First Mortgage Bonds, 4.125% 2049	11,000	13,277
Progress Energy, Inc. 7.00% 2031	4,000	5,609
Progress Energy, Inc. 7.75% 2031	2,500	3,619
Public Service Electric and Gas Co. 3.20% 2029	1,000	1,088
Public Service Electric and Gas Co. 3.15% 2050	4,650	4,947
Public Service Enterprise Group Inc. 2.65% 2022	2,075	2,118
Puget Energy, Inc. 6.50% 2020	10,943	11,378
Puget Energy, Inc. 6.00% 2021	3,945	4,203
Puget Energy, Inc. 5.625% 2022	9,592	10,320
Puget Energy, Inc. 3.65% 2025	1,911	2,025
Puget Sound Energy, Inc. 3.25% 2049	6,750	7,236
SCANA Corp. 6.25% 2020	369	371
SCANA Corp. 4.75% 2021	5,693	5,825
SCANA Corp. 4.125% 2022	2,951	3,040
Southern California Edison Co. 2.90% 2021	9,722	9,841
Southern California Edison Co. 1.845% 2022	3,196	3,167
Southern California Edison Co. 3.40% 2023	2,725	2,862
Southern California Edison Co. 3.50% 2023	23,917	25,186
Southern California Edison Co. 3.70% 2025	1,250	1,358
Southern California Edison Co. 2.85% 2029	8,900	9,214
Southern California Edison Co. 4.20% 2029	14,575	16,592

The Income Fund of America — Page 20 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.35% 2035	$17,725	$22,837
Southern California Edison Co. 5.75% 2035	4,400	5,828
Southern California Edison Co. 5.625% 2036	16,700	21,607
Southern California Edison Co. 5.55% 2037	3,475	4,519
Southern California Edison Co. 5.95% 2038	13,075	17,671
Southern California Edison Co. 6.05% 2039	675	935
Southern California Edison Co. 4.50% 2040	15,639	18,667
Southern California Edison Co. 5.50% 2040	225	297
Southern California Edison Co. 4.00% 2047	6,875	7,656
Southern California Edison Co. 4.125% 2048	14,850	16,831
Southern California Edison Co. 4.875% 2049	11,670	14,449
Southern California Edison Co. 3.65% 2050	12,883	13,561
Southern California Edison Co., Series C, 3.60% 2045	11,150	11,697
Southern California Gas Co. 2.55% 2030	9,850	10,128
Talen Energy Corp. 6.50% 2025	180	141
Talen Energy Corp. 10.50% 20267	11,520	10,245
Talen Energy Corp. 7.25% 20277	23,695	24,331
Virginia Electric and Power Co. 3.45% 2024	560	593
Virginia Electric and Power Co. 3.10% 2025	2,625	2,774
Virginia Electric and Power Co. 4.60% 2048	3,450	4,469
Virginia Electric and Power Co. 3.30% 2049	3,575	3,847
Xcel Energy Inc. 2.60% 2029	3,500	3,543
		1,002,029
Industrials 0.68%
ACCO Brands Corp. 5.25% 20247	1,665	1,728
ADT Corp. 3.50% 2022	22,550	22,923
Allison Transmission Holdings, Inc. 5.00% 20247	28,755	29,366
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024	4,411	4,631
ARAMARK Corp. 5.00% 20257	7,000	7,310
ARAMARK Corp. 5.00% 20287	13,999	14,690
Ashtead Group PLC 4.125% 20257	12,475	12,829
Ashtead Group PLC 4.375% 20277	5,775	6,001
Ashtead Group PLC 4.25% 20297	11,295	11,733
Associated Materials, LLC 9.00% 20247	51,961	45,466
Avis Budget Group, Inc. 5.50% 2023	7,107	7,217
Avis Budget Group, Inc. 5.25% 20257	5,050	5,166
Avolon Holdings Funding Ltd. 3.625% 20227	3,935	4,057
Avolon Holdings Funding Ltd. 3.95% 20247	12,602	13,285
Avolon Holdings Funding Ltd. 3.25% 20277	7,494	7,593
Boeing Co. 2.95% 2030	8,731	9,018
Boeing Co. 3.60% 2034	9,000	9,755
Bohai Financial Investment Holding Co., Ltd. 5.25% 20227	5,148	5,521
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.645% 20258,9	1,287	1,292
Builders FirstSource, Inc. 5.625% 20247	11,343	11,820
Burlington Northern Santa Fe LLC 3.55% 2050	10,000	11,019
Cargo Aircraft Management, Inc. 4.75% 20287	4,397	4,474
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021	1	1
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022	1,502	1,574
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022	—6	—6
CSX Corp. 3.80% 2028	7,550	8,439
CSX Corp. 4.50% 2049	3,785	4,639
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	3,089	3,321
Dun & Bradstreet Corp. 6.875% 20267	22,095	24,291

The Income Fund of America — Page 21 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Dun & Bradstreet Corp. 10.25% 20277	$15,525	$17,825
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 6.661% 20268,9	8,470	8,530
ERAC USA Finance Co. 5.25% 20207	5,000	5,112
Euramax International, Inc. 12.00% 20207	26,149	25,963
F-Brasile SpA 7.375% 20267	5,459	5,828
FXI Holdings, Inc. 12.25% 20267	13,780	14,288
GE Capital International Funding Co. 4.418% 2035	1,700	1,917
General Dynamics Corp. 3.50% 2025	4,585	4,980
General Electric Co. 2.70% 2022	8,250	8,411
General Electric Co. 4.125% 2042	869	952
General Electric Co., junior subordinated, 5.00% (3-month USD-LIBOR + 3.33% on 1/21/2021)11	95,170	94,290
Hardwoods Acquisition Inc. 7.50% 20217	13,649	7,507
Harsco Corp. 5.75% 20277	14,590	14,955
Hertz Global Holdings Inc. 7.625% 20227	13,567	14,025
Honeywell International Inc. 2.30% 2024	4,405	4,525
Icahn Enterprises Finance Corp. 4.75% 20247	14,360	14,719
JELD-WEN Holding, Inc. 4.625% 20257	8,965	9,170
JELD-WEN Holding, Inc. 4.875% 20277	7,325	7,602
Kratos Defense & Security Solutions, Inc. 6.50% 20257	1,540	1,645
LABL Escrow Issuer, LLC 6.75% 20267	2,125	2,286
LABL Escrow Issuer, LLC 10.50% 20277	5,105	5,372
LSC Communications, Inc. 8.75% 20237	28,822	15,720
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 7.062% 20228,9	4,107	2,734
Mexico City Airport Trust 5.50% 2046	2,303	2,520
Mexico City Airport Trust 5.50% 2047	4,482	4,946
Mexico City Airport Trust 5.50% 20477	215	237
Moog Inc. 4.25% 20277	10,383	10,670
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20257	8,575	8,747
Norfolk Southern Corp. 2.55% 2029	3,687	3,786
Northrop Grumman Corp. 3.25% 2028	8,995	9,643
Pisces Parent LLC 8.00% 20267	13,209	13,886
Prime Security Services Borrower, LLC 6.25% 20287	5,626	5,587
R.R. Donnelley & Sons Co. 7.875% 2021	2,014	2,090
R.R. Donnelley & Sons Co. 6.50% 2023	14,780	15,008
Rexnord Corp. 4.875% 20257	19,490	19,974
Sensata Technologies Holding BV 4.875% 20237	11,460	12,233
TransDigm Inc. 6.25% 20267	6,470	6,990
Uber Technologies, Inc. 7.50% 20237	2,000	2,095
Uber Technologies, Inc. 8.00% 20267	3,250	3,462
Union Pacific Corp. 3.75% 2025	4,720	5,156
Union Pacific Corp. 2.15% 2027	1,854	1,861
Union Pacific Corp. 3.70% 2029	3,245	3,614
Union Pacific Corp. 2.40% 2030	1,931	1,942
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024	3,814	4,069
United Rentals, Inc. 4.625% 2025	15,490	15,861
United Rentals, Inc. 5.25% 2030	12,025	12,931
United Technologies Corp. 3.95% 2025	5,290	5,848
Virgin Australia Holdings Ltd. 7.875% 20217	1,750	1,819
Wesco Aircraft Holdings, Inc. 8.50% 20247	7,010	7,223
Wesco Aircraft Holdings, Inc. 9.00% 20267	19,930	20,737
Westinghouse Air Brake Technologies Corp. 4.40% 202411	3,070	3,325
		783,775

The Income Fund of America — Page 22 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology 0.55%	Principal amount (000)	Value (000)
Almonde Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 5.277% 20248,9	$9,068	$8,992
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.027% 20258,9	32,150	31,628
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.945% 20258,9	3,985	4,103
Banff Merger Sub Inc. 9.75% 20267	5,560	5,719
Broadcom Inc. 4.25% 20267	86,150	93,231
Broadcom Inc. 4.75% 20297	92,149	103,278
Broadcom Ltd. 3.875% 2027	43,345	45,848
Broadcom Ltd. 3.50% 2028	6,889	7,111
CommScope Finance LLC 6.00% 20267	9,600	10,086
Dell Inc. 2.65% 2020	384	384
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 10.938% 20228,9	17,044	18,067
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 4.50% 20238,9	5,860	5,699
Diebold, Inc. 8.50% 2024	13,355	12,860
Diebold, Inc., Term Loan A, (3-month USD-LIBOR + 4.75%) 6.50% 20228,9	316	311
Ellucian, Inc. 9.00% 20237	775	799
Financial & Risk US Holdings, Inc. 6.25% 20267	13,395	14,475
Financial & Risk US Holdings, Inc. 8.25% 20267	26,525	29,559
Fiserv, Inc. 3.20% 2026	6,331	6,691
Genesys Telecommunications Laboratories, Inc. 10.00% 20247	14,440	15,571
GoDaddy Operating Co. 5.25% 20277	11,325	11,898
Infor (US), Inc. 6.50% 2022	8,615	8,664
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 5.395% 20248,9	1,591	1,590
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.909% 20238,9	1,605	1,614
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 20248,9	27,510	28,267
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 5.399% 20248,9	12,218	12,287
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 10.159% 20258,9	153	155
Microsoft Corp. 2.65% 2022	6,000	6,174
Microsoft Corp. 2.875% 2024	6,865	7,205
Microsoft Corp. 4.20% 2035	6,000	7,376
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.645% 20238,9	4,786	4,547
PayPal Holdings, Inc. 2.65% 2026	5,910	6,085
Radiology Partners, Inc. 9.25% 20287	4,765	4,991
Solera Holdings, Inc. 10.50% 20247	8,085	8,566
Tempo Acquisition LLC 6.75% 20257	18,219	18,902
Unisys Corp. 10.75% 20227	21,490	23,001
VeriSign, Inc. 4.75% 2027	18,530	19,583
Veritas Holdings Ltd. 7.50% 20237	16,570	16,494
Veritas Holdings Ltd. 10.50% 20247	9,009	8,303
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.145% 20238,9	9,051	8,671
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.895% 20268,9	2,025	2,033
Visa Inc. 3.15% 2025	8,000	8,602
Xerox Corp. 4.125% 2023	3,589	3,726
		633,146
Consumer staples 0.50%
Albertsons Cos. LLC 3.50% 20237	17,197	17,544
Albertsons Cos. LLC 4.625% 20277	13,045	13,250
Altria Group, Inc. 4.40% 2026	9,449	10,446
Altria Group, Inc. 9.95% 2038	23,500	38,104
Altria Group, Inc. 5.80% 2039	21,295	25,924
Altria Group, Inc. 4.50% 2043	4,000	4,216
Altria Group, Inc. 5.95% 2049	12,778	16,018
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,623
Anheuser-Busch InBev NV 4.00% 2028	8,025	9,011

The Income Fund of America — Page 23 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 5.45% 2039	$6,000	$7,841
Anheuser-Busch InBev NV 4.95% 2042	9,095	11,424
Anheuser-Busch InBev NV 4.60% 2048	2,005	2,426
Anheuser-Busch InBev NV 5.55% 2049	10,378	14,209
B&G Foods, Inc. 5.25% 2025	18,790	19,222
B&G Foods, Inc. 5.25% 2027	17,875	17,853
British American Tobacco International Finance PLC 3.95% 20257	10,914	11,760
British American Tobacco PLC 3.222% 2024	8,000	8,324
British American Tobacco PLC 3.215% 2026	8,308	8,583
British American Tobacco PLC 4.39% 2037	14,255	14,917
British American Tobacco PLC 4.54% 2047	25,820	26,793
British American Tobacco PLC 4.758% 2049	33,784	36,191
Conagra Brands, Inc. 4.30% 2024	3,760	4,104
Conagra Brands, Inc. 5.30% 2038	3,094	3,843
Conagra Brands, Inc. 5.40% 2048	10,535	13,486
Constellation Brands, Inc. 2.65% 2022	5,230	5,350
Constellation Brands, Inc. 3.20% 2023	2,060	2,134
Cott Beverages Inc. 5.50% 20257	6,390	6,643
Darling Ingredients Inc. 5.25% 20277	6,370	6,735
Energizer Holdings, Inc. 6.375% 20267	19,880	21,210
Energizer Holdings, Inc. 7.75% 20277	4,710	5,202
Energizer SpinCo, Inc. 5.50% 20257	6,065	6,275
First Quality Enterprises, Inc. 5.00% 20257	14,620	15,321
Imperial Tobacco Finance PLC 3.50% 20237	10,000	10,344
Keurig Dr Pepper Inc. 4.985% 2038	8,185	10,064
Lamb Weston Holdings, Inc. 4.625% 20247	1,585	1,668
Molson Coors Brewing Co. 4.20% 2046	4,200	4,335
Nestle Skin Health SA, Term Loan B1, (3-month USD-LIBOR + 4.25%) 6.195% 20268,9	26,329	26,464
Performance Food Group, Inc. 5.50% 20277	16,339	17,238
Philip Morris International Inc. 2.375% 2022	5,035	5,108
Philip Morris International Inc. 2.625% 2022	8,405	8,561
Post Holdings, Inc. 5.00% 20267	9,608	9,938
Post Holdings, Inc. 5.625% 20287	9,680	10,254
Post Holdings, Inc. 5.50% 20297	9,040	9,587
Prestige Brands International Inc. 5.125% 20287	8,162	8,550
Reynolds American Inc. 3.25% 2022	5,647	5,805
Reynolds American Inc. 5.70% 2035	3,130	3,758
Reynolds American Inc. 5.85% 2045	18,028	21,600
WM. Wrigley Jr. Co. 3.375% 20207	5,500	5,556
		569,812
Real estate 0.34%
Alexandria Real Estate Equities, Inc. 3.95% 2028	975	1,080
Alexandria Real Estate Equities, Inc. 2.75% 2029	4,851	4,946
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,375	2,567
American Campus Communities, Inc. 4.125% 2024	24,700	26,805
American Campus Communities, Inc. 2.85% 2030	1,739	1,770
American Tower Corp. 3.55% 2027	2,525	2,700
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,723
Brookfield Property REIT Inc. 5.75% 20267	44,045	46,041
Corporate Office Properties LP 5.25% 2024	9,150	9,971
EPR Properties 3.75% 2029	2,400	2,495
Equinix, Inc. 2.90% 2026	1,144	1,169
Equinix, Inc. 5.375% 2027	10,880	11,812

The Income Fund of America — Page 24 of 38

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.20% 2029	$1,552	$1,610
Essex Portfolio LP 3.625% 2022	5,000	5,185
Essex Portfolio LP 3.875% 2024	5,900	6,342
Gaming and Leisure Properties, Inc. 3.35% 2024	2,526	2,633
Hospitality Properties Trust 4.25% 2021	20,500	20,825
Hospitality Properties Trust 4.50% 2023	7,835	8,225
Hospitality Properties Trust 4.50% 2025	1,960	2,070
Hospitality Properties Trust 3.95% 2028	1,990	1,999
Howard Hughes Corp. 5.375% 20257	23,801	24,574
Iron Mountain Inc. 5.75% 20242	18,970	19,183
Iron Mountain Inc. 4.875% 20272,7	1,875	1,936
Iron Mountain Inc. 5.25% 20282,7	14,685	15,373
Iron Mountain Inc. 4.875% 20292,7	2,000	2,045
Medical Properties Trust, Inc. 5.00% 2027	18,300	19,283
Prologis, Inc. 4.25% 2023	25,000	27,003
Realogy Corp. 5.25% 20217	8,112	8,181
Realogy Corp. 4.875% 20237	24,570	24,447
Realogy Corp. 9.375% 20277	19,145	19,908
SBA Communications Corp. 4.00% 2022	19,665	20,058
SBA Communications Corp. 3.875% 20277	17,900	18,191
Scentre Group 3.25% 20257	4,365	4,561
Scentre Group 3.50% 20257	5,455	5,771
Scentre Group 3.75% 20277	3,000	3,217
Select Income REIT 4.15% 2022	1,035	1,066
WEA Finance LLC 3.25% 20207	8,638	8,710
Westfield Corp. Ltd. 3.15% 20227	6,020	6,191
		391,666
Total corporate bonds & notes		12,982,147
Mortgage-backed obligations 9.94% Federal agency mortgage-backed obligations 9.87%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 20487,9,13	1,916	1,942
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 20487,9,13	2,855	2,904
Fannie Mae 7.00% 204713	274	310
Fannie Mae 7.00% 204713	140	159
Fannie Mae 7.00% 204713	82	93
Fannie Mae 7.00% 204713	18	21
Fannie Mae Pool #885290 6.00% 202113	18	18
Fannie Mae Pool #932119 4.50% 202413	559	585
Fannie Mae Pool #995265 5.50% 202413	38	39
Fannie Mae Pool #AD8191 4.00% 202513	237	247
Fannie Mae Pool #AB1066 4.00% 202513	4	4
Fannie Mae Pool #AD6392 4.50% 202513	478	504
Fannie Mae Pool #AD3149 4.50% 202513	259	272
Fannie Mae Pool #AD5692 4.50% 202513	256	270
Fannie Mae Pool #AD6119 4.50% 202513	222	230
Fannie Mae Pool #AJ6967 3.00% 202613	5,308	5,473
Fannie Mae Pool #MA2785 3.00% 202613	3,277	3,378
Fannie Mae Pool #AS8539 3.00% 202613	2,524	2,604
Fannie Mae Pool #MA2815 3.00% 202613	2,409	2,481
Fannie Mae Pool #MA2754 3.00% 202613	2,046	2,108
Fannie Mae Pool #AJ5522 3.00% 202613	1,881	1,939
Fannie Mae Pool #MA2850 3.00% 202613	1,593	1,644

The Income Fund of America — Page 25 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ9387 3.00% 202613	$4	$4
Fannie Mae Pool #AI6180 4.00% 202613	127	133
Fannie Mae Pool #AH6941 4.00% 202613	5	5
Fannie Mae Pool #888204 6.00% 202613	473	521
Fannie Mae Pool #MA3190 3.00% 202713	11,138	11,516
Fannie Mae Pool #MA2939 3.00% 202713	4,725	4,870
Fannie Mae Pool #MA2883 3.00% 202713	2,458	2,532
Fannie Mae Pool #MA2973 3.00% 202713	489	504
Fannie Mae Pool #AL5603 3.00% 202713	454	469
Fannie Mae Pool #MA3159 3.00% 202713	179	185
Fannie Mae Pool #MA1035 3.00% 202713	105	108
Fannie Mae Pool #AK5169 3.00% 202713	63	65
Fannie Mae Pool #AL2940 3.50% 202713	410	430
Fannie Mae Pool #BM4533 4.00% 202713	2,036	2,130
Fannie Mae Pool #BM3266 3.00% 202813	35,959	37,079
Fannie Mae Pool #MA3250 3.00% 202813	2,480	2,559
Fannie Mae Pool #MA3407 3.00% 202813	571	590
Fannie Mae Pool #AL4693 3.00% 202813	19	19
Fannie Mae Pool #AU6794 3.00% 202813	7	8
Fannie Mae Pool #MA3345 3.50% 202813	165	172
Fannie Mae Pool #AL8241 3.00% 202913	439	453
Fannie Mae Pool #MA2038 3.00% 202913	46	47
Fannie Mae Pool #MA1961 3.00% 202913	18	19
Fannie Mae Pool #AS3604 3.00% 202913	14	14
Fannie Mae Pool #AL8347 4.00% 202913	626	655
Fannie Mae Pool #BM4299 3.00% 203013	87,250	89,896
Fannie Mae Pool #AZ3222 3.00% 203013	97	100
Fannie Mae Pool #AS4957 3.00% 203013	11	11
Fannie Mae Pool #AS7712 3.00% 203113	48	49
Fannie Mae Pool #890710 3.00% 203113	14	14
Fannie Mae Pool #BM1231 3.50% 203113	418	436
Fannie Mae Pool #890805 4.00% 203113	756	791
Fannie Mae Pool #BH6932 3.00% 203213	2,329	2,411
Fannie Mae Pool #MA3218 3.00% 203213	189	196
Fannie Mae Pool #BO9972 3.00% 203313	6,541	6,773
Fannie Mae Pool #MA3409 3.00% 203313	2,176	2,244
Fannie Mae Pool #MA3437 3.00% 203313	1,777	1,832
Fannie Mae Pool #BK7750 3.00% 203313	1,085	1,119
Fannie Mae Pool #MA3391 3.00% 203313	913	944
Fannie Mae Pool #BJ7059 3.00% 203313	870	899
Fannie Mae Pool #BK8917 3.00% 203313	816	841
Fannie Mae Pool #BJ5674 3.00% 203313	534	552
Fannie Mae Pool #BK5478 3.00% 203313	480	495
Fannie Mae Pool #BK9262 3.00% 203313	424	438
Fannie Mae Pool #MA3247 3.00% 203313	119	123
Fannie Mae Pool #BK0857 3.00% 203313	62	64
Fannie Mae Pool #MA3283 3.00% 203313	41	42
Fannie Mae Pool #BK7279 3.00% 203313	36	37
Fannie Mae Pool #BK6720 3.00% 203313	27	28
Fannie Mae Pool #MA3438 3.50% 203313	4,939	5,149
Fannie Mae Pool #MA3489 3.50% 203313	100	105
Fannie Mae Pool #MA3541 4.00% 203313	658	688
Fannie Mae Pool #BM5494 4.00% 203313	279	292
Fannie Mae Pool #BJ6249 4.00% 203313	240	257

The Income Fund of America — Page 26 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #254767 5.50% 203313	$204	$229
Fannie Mae Pool #FM2057 2.50% 203413	516,525	525,954
Fannie Mae Pool #MA3827 2.50% 203413	232,982	237,235
Fannie Mae Pool #MA3764 2.50% 203413	174,202	177,381
Fannie Mae Pool #MA3864 2.50% 203413	101,941	103,802
Fannie Mae Pool #MA3797 2.50% 203413	72,673	74,000
Fannie Mae Pool #MA3737 2.50% 203413	40,015	40,745
Fannie Mae Pool #MA3709 2.50% 203413	39,457	40,171
Fannie Mae Pool #MA3729 2.50% 203413	12,196	12,418
Fannie Mae Pool #BO6861 2.50% 203413	7,748	7,889
Fannie Mae Pool #BJ9733 2.50% 203413	6,947	7,074
Fannie Mae Pool #BP0033 2.50% 203413	5,693	5,797
Fannie Mae Pool #BO7771 2.50% 203413	3,385	3,447
Fannie Mae Pool #BO8731 2.50% 203413	791	806
Fannie Mae Pool #BO8239 2.50% 203413	280	286
Fannie Mae Pool #MA3865 3.00% 203413	31,239	32,219
Fannie Mae Pool #MA3738 3.00% 203413	27,856	28,720
Fannie Mae Pool #BN6580 3.00% 203413	26,451	27,254
Fannie Mae Pool #MA3657 3.00% 203413	17,288	17,812
Fannie Mae Pool #CA4891 3.00% 203413	15,908	16,405
Fannie Mae Pool #MA3681 3.00% 203413	13,476	13,886
Fannie Mae Pool #BP0113 3.00% 203413	3,483	3,591
Fannie Mae Pool #BO2904 3.00% 203413	1,568	1,617
Fannie Mae Pool #BK0499 3.00% 203413	1,118	1,155
Fannie Mae Pool #CA4922 3.00% 203413	833	859
Fannie Mae Pool #BO3051 3.00% 203413	358	369
Fannie Mae Pool #CA4490 3.50% 203413	5,792	6,045
Fannie Mae Pool #MA3682 3.50% 203413	948	989
Fannie Mae Pool #FM1946 3.50% 203413	919	961
Fannie Mae Pool #MA3611 4.00% 203413	302	316
Fannie Mae Pool #BN1085 4.00% 203413	30	31
Fannie Mae Pool #MA3896 2.50% 203513	198,586	202,212
Fannie Mae Pool #MA3955 2.50% 203513	58,608	59,638
Fannie Mae Pool #MA3931 3.00% 203513	309,178	318,836
Fannie Mae Pool #MA3956 3.00% 203513	200,000	206,371
Fannie Mae Pool #MA3897 3.00% 203513	36,969	38,123
Fannie Mae Pool #735228 5.50% 203513	180	204
Fannie Mae Pool #AS8554 3.00% 203613	33,109	34,277
Fannie Mae Pool #AS8355 3.00% 203613	16,694	17,282
Fannie Mae Pool #BE4703 3.00% 203613	929	962
Fannie Mae Pool #888795 5.50% 203613	1,127	1,274
Fannie Mae Pool #256308 6.00% 203613	325	373
Fannie Mae Pool #878099 6.00% 203613	282	324
Fannie Mae Pool #880426 6.00% 203613	65	71
Fannie Mae Pool #AS8628 3.00% 203713	16,323	16,899
Fannie Mae Pool #AS8773 3.00% 203713	10,059	10,414
Fannie Mae Pool #MA2897 3.00% 203713	9,891	10,240
Fannie Mae Pool #888637 6.00% 203713	1,900	2,188
Fannie Mae Pool #950991 6.00% 203713	713	819
Fannie Mae Pool #936999 6.00% 203713	516	576
Fannie Mae Pool #941315 6.50% 203713	124	140
Fannie Mae Pool #945832 6.50% 203713	97	114
Fannie Mae Pool #995674 6.00% 203813	1,108	1,279
Fannie Mae Pool #929964 6.00% 203813	621	716

The Income Fund of America — Page 27 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3697 3.00% 203913	$118,958	$122,511
Fannie Mae Pool #AE0967 3.50% 203913	171	178
Fannie Mae Pool #932274 4.50% 203913	11,184	12,217
Fannie Mae Pool #AC0479 6.00% 203913	411	466
Fannie Mae Pool #AE0443 6.50% 203913	216	246
Fannie Mae Pool #AE4483 4.00% 204013	3,129	3,371
Fannie Mae Pool #AE8073 4.00% 204013	223	241
Fannie Mae Pool #AE9377 4.50% 204013	17	18
Fannie Mae Pool #AH0861 4.50% 204013	8	9
Fannie Mae Pool #AD4927 5.00% 204013	3,054	3,389
Fannie Mae Pool #AE0828 3.50% 204113	95	101
Fannie Mae Pool #AB4050 4.00% 204113	373	404
Fannie Mae Pool #AJ4189 4.00% 204113	245	265
Fannie Mae Pool #AJ4154 4.00% 204113	223	241
Fannie Mae Pool #AJ0257 4.00% 204113	93	102
Fannie Mae Pool #AB2470 4.50% 204113	88	96
Fannie Mae Pool #AI8482 5.00% 204113	215	239
Fannie Mae Pool #AI5571 5.00% 204113	182	201
Fannie Mae Pool #AI3422 5.00% 204113	153	170
Fannie Mae Pool #AI4836 5.00% 204113	139	154
Fannie Mae Pool #AB5377 3.50% 204213	25,808	27,371
Fannie Mae Pool #AO9140 3.50% 204213	9,468	10,017
Fannie Mae Pool #AL2745 4.00% 204213	1,885	2,043
Fannie Mae Pool #890407 4.00% 204213	622	672
Fannie Mae Pool #AU3742 3.50% 204313	17,715	18,748
Fannie Mae Pool #AU8813 4.00% 204313	2,378	2,612
Fannie Mae Pool #AU9348 4.00% 204313	1,692	1,858
Fannie Mae Pool #AU9350 4.00% 204313	1,514	1,645
Fannie Mae Pool #AX2572 4.00% 204413	22,299	23,766
Fannie Mae Pool #AL8354 3.50% 204513	10,665	11,376
Fannie Mae Pool #AS5722 3.50% 204513	9,428	9,880
Fannie Mae Pool #BC4764 3.00% 204613	56,499	58,356
Fannie Mae Pool #BC0157 3.50% 204613	45,331	48,071
Fannie Mae Pool #AL8522 3.50% 204613	21,184	22,598
Fannie Mae Pool #BD7522 3.50% 204613	21,146	22,076
Fannie Mae Pool #AS7388 3.50% 204613	19,165	20,040
Fannie Mae Pool #BC6009 3.50% 204613	16,476	17,135
Fannie Mae Pool #CA1761 3.50% 204613	8,231	8,628
Fannie Mae Pool #BD8705 3.50% 204613	5,585	5,823
Fannie Mae Pool #BM5632 3.00% 204713	103,044	106,342
Fannie Mae Pool #BF0302 3.00% 204713	20,342	20,746
Fannie Mae Pool #MA3147 3.00% 204713	21	21
Fannie Mae Pool #BE7961 3.50% 204713	11,567	12,058
Fannie Mae Pool #BH4084 3.50% 204713	7,862	8,206
Fannie Mae Pool #CA0487 3.50% 204713	4,051	4,229
Fannie Mae Pool #BM3065 3.50% 204713	1,850	1,929
Fannie Mae Pool #CA0770 3.50% 204713	1,085	1,133
Fannie Mae Pool #BH7772 3.50% 204713	896	934
Fannie Mae Pool #AS9454 4.00% 204713	37,475	39,352
Fannie Mae Pool #MA3121 4.00% 204713	11,645	12,294
Fannie Mae Pool #BM4413 4.50% 204713	13,111	13,935
Fannie Mae Pool #947661 6.50% 204713	229	245
Fannie Mae Pool #BF0293 3.00% 204813	22,125	23,016
Fannie Mae Pool #CA2690 3.00% 204813	14	14

The Income Fund of America — Page 28 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3332 3.50% 204813	$55,214	$57,590
Fannie Mae Pool #MA3305 3.50% 204813	52,668	54,905
Fannie Mae Pool #BF0318 3.50% 204813	23,015	24,200
Fannie Mae Pool #BJ3775 3.50% 204813	18,444	19,223
Fannie Mae Pool #BJ0648 3.50% 204813	4,519	4,710
Fannie Mae Pool #MA3276 3.50% 204813	4,283	4,464
Fannie Mae Pool #BN2844 3.50% 204813	1,295	1,342
Fannie Mae Pool #BM4703 3.50% 204813	953	990
Fannie Mae Pool #MA3467 4.00% 204813	126,373	132,235
Fannie Mae Pool #MA3415 4.00% 204813	115,095	120,533
Fannie Mae Pool #MA3521 4.00% 204813	39,784	41,580
Fannie Mae Pool #FM1784 4.00% 204813	25,744	27,441
Fannie Mae Pool #MA3357 4.00% 204813	23,973	25,140
Fannie Mae Pool #MA3443 4.00% 204813	23,431	24,501
Fannie Mae Pool #BM2007 4.00% 204813	22,187	23,267
Fannie Mae Pool #MA3306 4.00% 204813	20,848	22,040
Fannie Mae Pool #CA1542 4.00% 204813	17,358	18,613
Fannie Mae Pool #FM1437 4.00% 204813	5,111	5,351
Fannie Mae Pool #MA3384 4.00% 204813	4,330	4,547
Fannie Mae Pool #BK0920 4.00% 204813	443	463
Fannie Mae Pool #BJ7556 4.00% 204813	111	117
Fannie Mae Pool #CA2056 4.50% 204813	1,941	2,061
Fannie Mae Pool #CA2493 4.50% 204813	34	36
Fannie Mae Pool #MA3833 2.50% 204913	24,923	25,122
Fannie Mae Pool #BO5023 3.00% 204913	242,481	250,074
Fannie Mae Pool #CA4534 3.00% 204913	69,445	72,070
Fannie Mae Pool #CA4756 3.00% 204913	61,609	63,938
Fannie Mae Pool #CA3807 3.00% 204913	3,820	3,977
Fannie Mae Pool #CA3806 3.00% 204913	1,941	2,022
Fannie Mae Pool #CA4156 3.50% 204913	227,455	238,929
Fannie Mae Pool #MA3803 3.50% 204913	84,218	87,220
Fannie Mae Pool #CA4804 3.50% 204913	82,497	86,925
Fannie Mae Pool #CA4112 3.50% 204913	80,187	85,101
Fannie Mae Pool #CA3814 3.50% 204913	74,554	79,149
Fannie Mae Pool #CA4802 3.50% 204913	59,788	63,491
Fannie Mae Pool #FM2092 3.50% 204913	41,780	44,045
Fannie Mae Pool #FM1886 3.50% 204913	22,005	22,806
Fannie Mae Pool #FM1954 3.50% 204913	13,949	14,597
Fannie Mae Pool #FM1589 3.50% 204913	9,410	9,855
Fannie Mae Pool #BN3127 3.50% 204913	4,317	4,483
Fannie Mae Pool #CA4813 3.50% 204913	390	404
Fannie Mae Pool #CA3976 4.00% 204913	188,754	201,194
Fannie Mae Pool #CA3184 4.00% 204913	35,319	37,776
Fannie Mae Pool #CA4432 4.00% 204913	17,244	18,412
Fannie Mae Pool #FM1668 4.00% 204913	11,939	12,724
Fannie Mae Pool #MA3804 4.00% 204913	1,720	1,799
Fannie Mae Pool #CA3084 4.00% 204913	499	521
Fannie Mae Pool #MA3616 4.50% 204913	2,301	2,433
Fannie Mae Pool #MA3905 3.00% 205013	287,432	294,094
Fannie Mae Pool #BF0167 3.00% 205713	1,376	1,427
Fannie Mae Pool #BF0264 3.50% 205813	24,600	25,994
Fannie Mae Pool #BF0332 3.00% 205913	125,673	130,349
Fannie Mae, Series 2001-4, Class NA, 9.015% 20259,13	—6	—6
Fannie Mae, Series 2001-4, Class GA, 9.151% 20259,13	4	5

The Income Fund of America — Page 29 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-20, Class E, 9.50% 20319,13	$4	$4
Fannie Mae, Series 2007-33, Class HE, 5.50% 203713	1,989	2,276
Fannie Mae, Series 2007-24, Class P, 6.00% 203713	882	1,024
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204113	187	216
Fannie Mae, Series 2001-50, Class BA, 7.00% 204113	176	200
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204113	128	152
Fannie Mae, Series 2002-W1, Class 2A, 5.641% 20429,13	360	394
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 20229,13	3,420	3,467
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202213	6,779	6,861
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202213	4,925	5,007
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 20239,13	7,081	7,461
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 20239,13	7,378	7,830
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 20249,13	7,990	8,414
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 20249,13	7,731	8,196
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.566% 20269,13	16,665	17,467
Freddie Mac 3.00% 203313	62	64
Freddie Mac 3.50% 203313	5,506	5,757
Freddie Mac 4.50% 203513	5,601	6,125
Freddie Mac 3.00% 203613	728	754
Freddie Mac 3.00% 203613	547	568
Freddie Mac 6.50% 203813	544	615
Freddie Mac 4.50% 203913	525	574
Freddie Mac 5.00% 203913	898	998
Freddie Mac 5.00% 203913	499	554
Freddie Mac 4.50% 204013	12,533	13,707
Freddie Mac 4.00% 204113	1,086	1,170
Freddie Mac 4.50% 204113	1,027	1,124
Freddie Mac 4.50% 204113	1,015	1,110
Freddie Mac 4.50% 204113	876	959
Freddie Mac 5.00% 204113	66	73
Freddie Mac 4.50% 204213	1,865	2,036
Freddie Mac 4.50% 204213	1,151	1,258
Freddie Mac 4.00% 204313	3,264	3,547
Freddie Mac 3.00% 204613	9,207	9,617
Freddie Mac 4.00% 204613	15,964	17,105
Freddie Mac 4.00% 204613	12,092	12,966
Freddie Mac 4.00% 204613	10,426	11,178
Freddie Mac 4.50% 204613	8,006	8,559
Freddie Mac 4.50% 204613	2,682	2,873
Freddie Mac 3.50% 204713	70,363	73,735
Freddie Mac 3.50% 204713	31,686	33,086
Freddie Mac 3.50% 204713	21,060	21,993
Freddie Mac 3.50% 204713	17,382	18,123
Freddie Mac 3.50% 204713	8,971	9,360
Freddie Mac 3.50% 204713	1,502	1,568
Freddie Mac 4.00% 204713	26,699	28,194
Freddie Mac 3.50% 204813	17,206	17,985
Freddie Mac 3.50% 204813	15,418	16,161
Freddie Mac 3.50% 204813	11,443	11,843
Freddie Mac 3.50% 204813	1,842	1,943
Freddie Mac 4.00% 204813	40,507	42,389
Freddie Mac 4.00% 204813	4,081	4,315
Freddie Mac Pool #ZS8443 3.00% 202613	79	81
Freddie Mac Pool #ZK3536 3.50% 202613	19	20

The Income Fund of America — Page 30 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZS6739 3.50% 202613	$16	$17
Freddie Mac Pool #ZK7580 3.00% 202713	1,367	1,410
Freddie Mac Pool #ZS7297 3.00% 202713	10	10
Freddie Mac Pool #ZS7102 3.00% 202813	7,506	7,745
Freddie Mac Pool #ZK7590 3.00% 202913	28,197	29,055
Freddie Mac Pool #ZK7593 3.00% 202913	22,740	23,454
Freddie Mac Pool #ZS8536 3.00% 202913	23	24
Freddie Mac Pool #ZS8588 3.00% 203013	12	12
Freddie Mac Pool #ZS8565 3.00% 203013	11	11
Freddie Mac Pool #ZS7386 3.50% 203013	21	22
Freddie Mac Pool #SB0084 3.00% 203213	124,363	128,478
Freddie Mac Pool #SB0009 3.00% 203213	33,459	34,472
Freddie Mac Pool #J38004 3.00% 203213	1,476	1,534
Freddie Mac Pool #ZS8679 3.00% 203213	75	78
Freddie Mac Pool #ZS8654 3.00% 203213	48	50
Freddie Mac Pool #G18681 3.00% 203313	64,915	67,123
Freddie Mac Pool #G16550 3.00% 203313	51,632	53,389
Freddie Mac Pool #SB0023 3.00% 203313	10,578	10,912
Freddie Mac Pool #ZS8715 3.00% 203313	10,433	10,756
Freddie Mac Pool #ZS8710 3.00% 203313	1,142	1,178
Freddie Mac Pool #ZS8102 3.00% 203313	987	1,020
Freddie Mac Pool #ZS8700 3.00% 203313	895	925
Freddie Mac Pool #ZT1565 3.00% 203313	886	914
Freddie Mac Pool #G18695 3.00% 203313	801	827
Freddie Mac Pool #ZK9250 3.00% 203313	775	801
Freddie Mac Pool #ZS8009 3.00% 203313	173	179
Freddie Mac Pool #ZS8693 3.00% 203313	142	147
Freddie Mac Pool #ZK9372 3.00% 203313	36	37
Freddie Mac Pool #ZS8716 3.50% 203313	1,164	1,216
Freddie Mac Pool #ZS8705 3.50% 203313	386	403
Freddie Mac Pool #ZT0717 3.50% 203313	241	252
Freddie Mac Pool #ZS8711 3.50% 203313	30	31
Freddie Mac Pool #SB8010 2.50% 203413	315,621	321,381
Freddie Mac Pool #SB8015 2.50% 203413	298,049	303,491
Freddie Mac Pool #SB8008 2.50% 203413	165,547	168,565
Freddie Mac Pool #SB8020 2.50% 203413	95,092	96,828
Freddie Mac Pool #ZT2094 2.50% 203413	39,026	39,737
Freddie Mac Pool #SB0105 2.50% 203413	37,894	38,585
Freddie Mac Pool #SB8002 3.00% 203413	172,407	177,730
Freddie Mac Pool #SB8011 3.00% 203413	87,539	90,270
Freddie Mac Pool #SB8021 3.00% 203413	33,033	34,065
Freddie Mac Pool #ZT2091 3.00% 203413	20,078	20,698
Freddie Mac Pool #QN0206 3.00% 203413	9,341	9,633
Freddie Mac Pool #SB8000 3.00% 203413	6,119	6,307
Freddie Mac Pool #G18729 3.00% 203413	4,262	4,395
Freddie Mac Pool #ZT1731 3.00% 203413	1,908	1,966
Freddie Mac Pool #G18722 3.00% 203413	1,491	1,538
Freddie Mac Pool #G18732 3.00% 203413	1,309	1,350
Freddie Mac Pool #J40197 3.00% 203413	1,217	1,255
Freddie Mac Pool #G18725 3.00% 203413	1,123	1,158
Freddie Mac Pool #QN1087 3.00% 203413	1,111	1,151
Freddie Mac Pool #SB8006 3.00% 203413	896	923
Freddie Mac Pool #QN0170 3.00% 203413	645	665
Freddie Mac Pool #QN1073 3.00% 203413	401	414

The Income Fund of America — Page 31 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT2019 3.00% 203413	$212	$219
Freddie Mac Pool #ZT1872 3.50% 203413	2,780	2,901
Freddie Mac Pool #ZT1799 3.50% 203413	827	863
Freddie Mac Pool #SB8026 2.50% 203513	376,211	383,079
Freddie Mac Pool #SB8031 2.50% 203513	200,000	203,652
Freddie Mac Pool #SB8027 3.00% 203513	401,421	414,217
Freddie Mac Pool #SB8032 3.00% 203513	268,364	276,747
Freddie Mac Pool #SB8036 3.00% 203513	50,000	51,562
Freddie Mac Pool #RB5005 3.00% 203913	2,905	2,994
Freddie Mac Pool #Q23185 4.00% 204313	1,942	2,134
Freddie Mac Pool #G67701 3.00% 204613	64,477	67,169
Freddie Mac Pool #G61733 3.00% 204713	11,752	12,242
Freddie Mac Pool #G61161 3.50% 204713	5,146	5,374
Freddie Mac Pool #G08799 3.00% 204813	55,757	57,287
Freddie Mac Pool #Q54900 3.50% 204813	19,709	20,557
Freddie Mac Pool #ZS4785 4.00% 204813	39,181	40,978
Freddie Mac Pool #ZT1545 4.00% 204813	30,957	32,377
Freddie Mac Pool #SI2002 4.00% 204813	7,491	7,890
Freddie Mac Pool #SD0045 4.50% 204813	46,375	50,577
Freddie Mac Pool #SD7509 3.00% 204913	66,576	69,053
Freddie Mac Pool #SD7507 3.00% 204913	49,322	51,354
Freddie Mac Pool #Q63663 3.00% 204913	12,072	12,527
Freddie Mac Pool #SD8010 3.00% 204913	5,523	5,650
Freddie Mac Pool #QA5125 3.50% 204913	40,530	43,040
Freddie Mac Pool #SD7508 3.50% 204913	33,413	35,433
Freddie Mac Pool #SD7503 3.50% 204913	10,237	10,796
Freddie Mac Pool #RA1744 4.00% 204913	85,007	90,640
Freddie Mac Pool #QA5411 4.00% 204913	492	518
Freddie Mac Pool #ZA6269 4.50% 204913	2,084	2,206
Freddie Mac Pool #ZA7009 4.50% 204913	1,796	1,906
Freddie Mac Pool #ZN3568 4.50% 204913	36	38
Freddie Mac Pool #RA1914 3.00% 205013	60,702	62,752
Freddie Mac Pool #RA2020 3.00% 205013	14,083	14,559
Freddie Mac, Series 2289, Class NB, 9.00% 20229,13	—6	—6
Freddie Mac, Series 3257, Class PA, 5.50% 203613	1,956	2,264
Freddie Mac, Series 3286, Class JN, 5.50% 203713	1,512	1,660
Freddie Mac, Series 3318, Class JT, 5.50% 203713	900	1,000
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 202313	5,693	5,792
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20259,13	5,913	6,479
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 202613	11,055	11,894
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202713	6,340	6,889
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202713	7,695	8,420
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20279,13	3,495	3,858
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202813	4,164	4,763
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 20569,13	13,613	14,028
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205613	13,168	13,612
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 20569,13	12,889	13,329
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 205613	1,590	1,642
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 20569,13	12,981	13,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20579,13	3,188	3,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205713	2,557	2,722
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 205713	6,942	7,462
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 205813	15,885	16,765
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 205913	3,289	3,410

The Income Fund of America — Page 32 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 202813	$4,507	$4,740
Government National Mortgage Assn. 4.50% 204113	667	709
Government National Mortgage Assn. 4.00% 204813	21,775	22,772
Government National Mortgage Assn. 4.00% 204813	15,850	16,719
Government National Mortgage Assn. 4.00% 204813	4,503	4,703
Government National Mortgage Assn. 4.50% 204913	15,478	16,266
Government National Mortgage Assn. 3.50% 205013,14	371,466	382,871
Government National Mortgage Assn. 3.50% 205013	100,000	103,882
Government National Mortgage Assn. 3.50% 205013,14	11,000	11,348
Government National Mortgage Assn. 4.00% 205013,14	58,339	60,444
Government National Mortgage Assn. 4.75% 205013	2,471	2,599
Government National Mortgage Assn. Pool #MA5931 4.00% 204913	220,298	228,357
Government National Mortgage Assn. Pool #MA5876 4.00% 204913	37,991	39,377
Government National Mortgage Assn. Pool #MA6155 4.00% 204913	5,442	5,680
Government National Mortgage Assn. Pool #MA6092 4.50% 204913	34,176	36,011
Government National Mortgage Assn. Pool #MA6156 4.50% 204913	31,580	33,359
Government National Mortgage Assn. Pool #MA6041 4.50% 204913	2,500	2,628
Government National Mortgage Assn. Pool #MA6410 3.50% 205013	155,000	160,898
Uniform Mortgage-Backed Security 2.50% 203513,14	30,710	31,258
Uniform Mortgage-Backed Security 3.00% 203513,14	51,656	53,211
Uniform Mortgage-Backed Security 3.00% 203513,14	7,464	7,683
Uniform Mortgage-Backed Security 3.00% 205013,14	14,702	15,035
Uniform Mortgage-Backed Security 3.50% 205013,14	323	333
Uniform Mortgage-Backed Security 4.50% 205013,14	8,075	8,541
		11,297,216
Collateralized mortgage-backed obligations (privately originated) 0.06%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20487,9,13	10,297	10,456
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.261% 20297,9,13	10,160	10,253
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 20297,9,13	4,293	4,345
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 20297,9,13	1,045	1,058
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 20297,9,13	535	539
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20687,9,13	2,501	2,581
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 203513	2,585	2,270
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.679% 20479,13	1,832	1,670
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203413	529	556
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.6562% 20497,13	2,259	2,273
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 20497,13	4,007	4,018
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 20697,13	11,692	12,385
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 20697,13	11,296	11,914
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.861% 20249,13	2,340	2,370
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.611% 20259,13	1,493	1,509
Freddie Mac, Series 2015-DNA1, Class M3, 4.961% 20279,13	5,617	6,071
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.744% 20369,13	2,809	2,570
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 20507,9,13	1,308	1,344
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 20507,9,13	1,248	1,282
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 20597,9,13	4,000	4,031
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 20597,9,13	2,253	2,278
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 20527,9,13	3,501	3,514
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 20497,9,13	3,077	3,161
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20487,9,13	5,329	5,472
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 20497,9,13	3,738	3,771
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A3, 3.754% 20497,9,13	4,486	4,525

The Income Fund of America — Page 33 of 38

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.886% 20369,13	$1,887	$1,643
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 20587,9,13	2,023	2,042
		109,901
Commercial mortgage-backed securities 0.01%
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 204913	500	538
Commerical Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 204713	800	865
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 20509,13	650	699
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 204913	400	427
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20267,13	1,447	1,528
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20297,13	6,370	6,488
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 205913	500	550
		11,095
Total mortgage-backed obligations		11,418,212
U.S. Treasury bonds & notes 3.84% U.S. Treasury 3.30%
U.S. Treasury 1.375% 2020	55,000	54,931
U.S. Treasury 1.50% 2020	2,000	1,999
U.S. Treasury 1.625% 2020	20,000	20,001
U.S. Treasury 1.375% 2021	129,000	128,844
U.S. Treasury 2.125% 2021	40,000	40,363
U.S. Treasury 2.25% 2021	130,000	131,270
U.S. Treasury 2.375% 2021	17,000	17,184
U.S. Treasury 2.50% 2021	25,000	25,267
U.S. Treasury 2.625% 2021	1,032,750	1,050,751
U.S. Treasury 2.75% 2021	20,000	20,434
U.S. Treasury 1.375% 2022	349,100	349,441
U.S. Treasury 1.875% 2022	27,000	27,371
U.S. Treasury 2.125% 2022	28,000	28,656
U.S. Treasury 1.625% 2023	21,000	21,215
U.S. Treasury 2.375% 2023	10,000	10,313
U.S. Treasury 2.75% 2023	101,300	106,270
U.S. Treasury 2.75% 2023	10,000	10,458
U.S. Treasury 6.25% 2023	14,000	16,386
U.S. Treasury 1.75% 2024	20,000	20,368
U.S. Treasury 2.125% 2024	10,000	10,326
U.S. Treasury 2.00% 2025	184,000	190,267
U.S. Treasury 1.625% 2026	70,000	70,932
U.S. Treasury 1.625% 2026	30,000	30,410
U.S. Treasury 1.75% 2026	95,897	97,946
U.S. Treasury 1.875% 2026	98,400	101,246
U.S. Treasury 2.125% 2026	12,540	13,089
U.S. Treasury 2.25% 2026	5,060	5,316
U.S. Treasury 2.50% 2026	38,580	41,073
U.S. Treasury 2.875% 2028	28,000	31,076
U.S. Treasury 1.75% 2029	186,638	190,707
U.S. Treasury 2.625% 2029	19,000	20,817
U.S. Treasury 2.875% 2045	55,000	64,469
U.S. Treasury 2.875% 2046	57,970	68,431
U.S. Treasury 2.375% 2049	45,000	48,811

The Income Fund of America — Page 34 of 38

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 204915	$392,281	$468,541
U.S. Treasury 3.00% 204915	205,803	251,332
		3,786,311
U.S. Treasury inflation-protected securities 0.54%
U.S. Treasury Inflation-Protected Security 0.625% 202416	66,141	68,244
U.S. Treasury Inflation-Protected Security 0.50% 202816	88,634	93,177
U.S. Treasury Inflation-Protected Security 0.25% 202916	12,620	13,129
U.S. Treasury Inflation-Protected Security 1.375% 204416	30,709	38,572
U.S. Treasury Inflation-Protected Security 1.00% 204915,16	338,079	406,600
		619,722
Total U.S. Treasury bonds & notes		4,406,033
Municipals 0.27% Illinois 0.26%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	53,760	62,303
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	27,905	32,174
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	11,155	13,698
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,500	2,883
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	987
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	5,625	5,916
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	142,660	160,955
G.O. Bonds, Series 2013-B, 4.91% 2027	3,230	3,573
G.O. Bonds, Series 2019-A, 4.00% 2023	12,000	12,572
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	1,000	1,229
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	657
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 2035	4,500	5,474
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	1,000	1,265
		303,686
Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	270	271
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5,085	5,034
		5,305
		308,991
Asset-backed obligations 0.19%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20217,13	1,333	1,333
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 202513	450	468
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 20227,9,13	3,347	3,390
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 20247,13	1,040	1,063
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 20257,13	1,040	1,057
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 20257,13	1,575	1,607
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 20257,13	3,805	3,929
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.816% 20379,13	632	610
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.826% 20379,13	1,136	1,105
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 202313	3,375	3,418
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 202513	15,145	15,428
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 202513	6,350	6,494

The Income Fund of America — Page 35 of 38

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 202613	$12,390	$12,719
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 20257,13	1,100	1,114
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 20257,13	2,395	2,425
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 20257,13	3,205	3,269
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 20257,13	5,950	6,094
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 20237,13	4,490	4,537
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 20247,13	7,000	7,108
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 20247,13	3,570	3,643
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 20257,13	7,000	7,171
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 20257,13	8,000	8,282
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20287,13	9,500	9,708
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20307,13	10,105	10,739
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 20307,13	9,000	9,625
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20317,13	11,060	11,767
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20377,13	3,880	3,993
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 202313	605	612
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20247,13	3,765	3,905
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 20257,13	2,970	3,035
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 20247,13	3,060	3,117
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 20257,13	1,895	1,942
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202113	300	301
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 202513	4,350	4,478
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20367,13	1,882	1,896
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.861% 20257,9,13	2,556	2,558
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20387,13	6,536	6,584
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20397,13	1,572	1,578
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20427,13	3,851	3,956
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20427,13	3,885	3,939
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 202413	1,353	1,362
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 202513	9,025	9,279
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 202613	28,000	28,343
		218,981
Federal agency bonds & notes 0.12%
Fannie Mae 6.25% 2029	32,000	44,521
Federal Home Loan Bank 2.125% 2020	95,000	95,008
		139,529
Bonds & notes of governments outside the U.S. 0.01%
CPPIB Capital Inc. 2.375% 20217	8,000	8,063
Total bonds, notes & other debt instruments (cost: $28,724,327,000)		29,481,956
Short-term securities 7.18% Money market investments 7.18%	Shares
Capital Group Central Cash Fund 2.04%2,17	82,458,850	8,245,885
Total short-term securities (cost: $8,241,194,000)		8,245,885
Total investment securities 101.47% (cost: $93,842,309,000)		116,511,928
Other assets less liabilities (1.47)%		(1,689,185)
Net assets 100.00%		$114,822,743

The Income Fund of America — Page 36 of 38

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount18 (000)	Value at 1/31/202019 (000)	Unrealized appreciation (depreciation) at 1/31/2020 (000)
2 Year U.S. Treasury Note Futures	Long	12,391	April 2020	$2,478,200	$2,680,909	$466
5 Year U.S. Treasury Note Futures	Long	14,244	April 2020	1,424,400	1,713,843	20,149
10 Year U.S. Treasury Note Futures	Long	377	March 2020	37,700	49,634	877
10 Year Ultra U.S. Treasury Note Futures	Short	2,509	March 2020	(250,900)	(365,451)	(8,166)
30 Year Ultra U.S. Treasury Bond Futures	Short	241	March 2020	(24,100)	(46,679)	(754)
						$12,572

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 1/31/2020 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 1/31/2020 (000)
3-month USD-LIBOR	1.63175%	12/12/2024	$625,250	$(8,843)	$—	$(8,843)
3-month USD-LIBOR	1.6485%	12/12/2024	625,250	(9,336)	—	(9,336)
					$—	$(18,179)

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $20,265,228,000, which represented 17.65% of the net assets of the fund. This amount includes $20,177,451,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Value determined using significant unobservable inputs.
4	Security did not produce income during the last 12 months.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
6	Amount less than one thousand.
7	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,325,366,000, which represented 5.51% of the net assets of the fund.
8	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $378,609,000, which represented .33% of the net assets of the fund.
9	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
10	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
11	Step bond; coupon rate may change at a later date.
12	Scheduled interest and/or principal payment was not received.
13	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
14	Purchased on a TBA basis.
15	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $32,310,000, which represented .03% of the net assets of the fund.
16	Index-linked bond whose principal amount moves with a government price index.
17	Rate represents the seven-day yield at 1/31/2020.
18	Notional amount is calculated based on the number of contracts and notional contract size.
19	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	$56,848	$15,430.01%
Rotech Healthcare Inc.	11/26/2014	19,660	13,036.01
Advanz Pharma Corp. Ltd.	8/31/2018	12,176	5,877.01
White Star Petroleum Corp., Class A	6/30/2016	4,354	—	.00
Total private placement securities		$93,038	$34,343.03%

The Income Fund of America — Page 37 of 38

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-006-0320O-S73167	The Income Fund of America — Page 38 of 38

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 31, 2020

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: March 31, 2020